Schedule of Investments (unaudited) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Unique Pub Finance Co. PLC(a) Series A4, 5.66%, 06/30/27	GBP	37	$40,925
Series N, 6.46%, 03/30/32		100	125,474

Total Asset-Backed Securities — 0.0% (Cost: $196,685)			166,399

		Shares

Common Stocks

Construction & Engineering — 0.0%
McDermott International Ltd.(b)		141,483	63,667

Diversified Financial Services — 0.0%
Kcad Holdings I Ltd.(c)		1,075,282,733	10,753

Electrical Equipment — 0.0%
SunPower Corp.(b)		1,707	39,329

Metals & Mining — 0.0%
Ameriforge Group, Inc,		1,664	832
Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $255,714)(c)(d)		14,576	889

			1,721

Oil, Gas & Consumable Fuels — 0.0%
Chesapeake Energy Corp.		1,585	149,323

Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(b)		213	5,063

Specialty Retail — 0.1%
NMG Parent LLC		1,477	249,860

Total Common Stocks — 0.1% (Cost: $13,881,851)			519,716

		Par (000)

Corporate Bonds

Aerospace & Defense — 0.7%
Bombardier, Inc.(e)
7.50%, 03/15/25	USD	12	11,669
7.13%, 06/15/26		421	386,129
7.88%, 04/15/27		83	76,360
6.00%, 02/15/28		145	121,318
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(e)		200	155,042
Rolls-Royce PLC, 5.75%, 10/15/27(e)		200	173,750
Spirit AeroSystems, Inc.(e)
5.50%, 01/15/25		55	51,975
7.50%, 04/15/25		10	9,422
TransDigm, Inc.
8.00%, 12/15/25(e)		656	665,322
6.25%, 03/15/26(e)		1,103	1,069,910
6.38%, 06/15/26		15	14,171
7.50%, 03/15/27		33	31,416
4.63%, 01/15/29		151	121,559

Security		Par (000)	Value

Aerospace & Defense (continued)
TransDigm, Inc. (continued)
4.88%, 05/01/29	USD	96	$77,597
Triumph Group, Inc., 8.88%, 06/01/24(e)		231	228,203

			3,193,843

Airlines — 0.7%
Air Canada, 3.88%, 08/15/26(e)		116	99,615
Air France-KLM, 3.88%, 07/01/26(a)	EUR	100	79,599
Allegiant Travel Co.(e)
8.50%, 02/05/24	USD	1,065	1,052,774
7.25%, 08/15/27		37	34,873
American Airlines, Inc., 11.75%, 07/15/25(e)		405	422,958
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(e)
5.50%, 04/20/26		152	142,481
5.75%, 04/20/29		317	276,707
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(e)		98	91,163
Deutsche Lufthansa AG, 3.75%, 02/11/28(a)	EUR	100	77,101
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(e)	USD	101	89,081
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(e)		287	280,347
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(e)		13	13,428
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 04/15/29		183	176,865
Series 2020-1, Class B, 4.88%, 07/15/27		16	14,869
United Airlines, Inc.(e)
4.38%, 04/15/26		259	231,157
4.63%, 04/15/29		302	249,887

			3,332,905

Auto Components — 0.4%
Clarios Global LP, 6.75%, 05/15/25(e)		721	706,025
Clarios Global LP/Clarios U.S. Finance Co.(e)
6.25%, 05/15/26		271	258,805
8.50%, 05/15/27		930	887,676
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(e)		22	19,360
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(e)		36	25,958
Goodyear Tire & Rubber Co.
9.50%, 05/31/25		65	67,437
5.00%, 07/15/29		42	34,287
5.63%, 04/30/33		30	24,037
NM Holdings Co. LLC, 0.00%, 07/01/49(b)(c)(f)		5,150	1
Titan International, Inc., 7.00%, 04/30/28		18	16,332

			2,039,918

Automobiles — 0.4%
Allison Transmission, Inc., 5.88%, 06/01/29(e)		107	96,835
Asbury Automotive Group, Inc.
4.50%, 03/01/28		35	29,575
4.75%, 03/01/30		73	57,012
5.00%, 02/15/32(e)		51	39,273
Carvana Co.(e)
5.50%, 04/15/27		88	47,960
4.88%, 09/01/29		72	35,100
Constellation Automotive Financing PLC, 4.88%, 07/15/27(a)	GBP	100	75,646

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles (continued)
Ford Motor Co.
4.35%, 12/08/26	USD	9	$8,259
3.25%, 02/12/32		199	143,346
6.10%, 08/19/32		57	50,251
4.75%, 01/15/43		176	116,616
5.29%, 12/08/46		78	54,990
Ford Motor Credit Co. LLC
3.81%, 01/09/24		200	193,500
4.69%, 06/09/25		200	185,599
5.13%, 06/16/25		200	188,722
5.11%, 05/03/29		200	173,540
4.00%, 11/13/30		200	156,000
Group 1 Automotive, Inc., 4.00%, 08/15/28(e)		15	12,078
Ken Garff Automotive LLC, 4.88%, 09/15/28(e)		39	31,874
LCM Investments Holdings II LLC, 4.88%, 05/01/29(e)		90	69,693
Lithia Motors, Inc., 3.88%, 06/01/29(e)		42	33,705
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(e)		59	40,678
Penske Automotive Group, Inc.
3.50%, 09/01/25		59	54,009
3.75%, 06/15/29		22	17,486
Sonic Automotive, Inc., 4.63%, 11/15/29(e)		20	15,700
Wabash National Corp., 4.50%, 10/15/28(e)		70	54,264

			1,981,711

Banks — 0.0%
Banco Espirito Santo SA(b)(f)
2.63%, 01/21/19(a)	EUR	100	11,761
0.00%, 01/15/22(g)		200	23,521
0.00%, 01/21/22		100	11,760
Wells Fargo & Co., Series BB, (5 year CMT + 3.45%), 3.90%(g)(h)	USD	115	97,247

			144,289

Beverages — 0.4%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(e)(i)		441	301,953
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(e)		485	355,191
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/27(e)		208	130,152
Ball Corp.
2.88%, 08/15/30		12	9,209
3.13%, 09/15/31		157	118,339
Silgan Holdings, Inc., 4.13%, 02/01/28		8	7,096
Trivium Packaging Finance BV, 8.50%, 08/15/27(e)		814	718,609

			1,640,549

Biotechnology — 0.0%
Cidron Aida Finco SARL, 5.00%, 04/01/28(a)	EUR	100	80,246

Building Materials — 0.2%
Masonite International Corp.(e)
Class C, 5.38%, 02/01/28	USD	45	39,804
Class C, 3.50%, 02/15/30		69	52,751
New Enterprise Stone & Lime Co., Inc.(e)
5.25%, 07/15/28		26	21,490
9.75%, 07/15/28		38	32,053
SRM Escrow Issuer LLC, 6.00%, 11/01/28(e)		267	217,002
Standard Industries, Inc.
2.25%, 11/21/26(a)	EUR	100	76,448
5.00%, 02/15/27(e)	USD	34	30,087

Security		Par (000)	Value

Building Materials (continued)
Standard Industries, Inc. (continued)
4.75%, 01/15/28(e)	USD	12	$10,138
4.38%, 07/15/30(e)		174	133,110
3.38%, 01/15/31(e)		99	69,627
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(e)		168	147,840

			830,350

Building Products(e) — 0.3%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27		5	4,598
6.38%, 06/15/30		193	186,988
Beacon Roofing Supply, Inc., 4.13%, 05/15/29		39	31,587
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28		67	55,222
Foundation Building Materials, Inc., 6.00%, 03/01/29		32	23,354
GYP Holdings III Corp., 4.63%, 05/01/29		76	57,809
LBM Acquisition LLC, 6.25%, 01/15/29		39	26,423
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		27	22,341
SRS Distribution, Inc.
4.63%, 07/01/28		259	222,478
6.13%, 07/01/29		162	130,103
6.00%, 12/01/29		222	177,049
White Cap Buyer LLC, 6.88%, 10/15/28		519	423,483
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(i)		67	56,763

			1,418,198

Capital Markets — 0.3%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(e)		150	141,000
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29(e)		36	30,129
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(g)(h)		265	194,665
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(e)		65	51,007
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24		101	94,492
6.25%, 05/15/26		9	8,411
5.25%, 05/15/27		196	171,600
4.38%, 02/01/29		182	146,488
NFP Corp.(e)
4.88%, 08/15/28		200	170,663
6.88%, 08/15/28		699	545,220

			1,553,675

Chemicals — 0.6%
Ashland LLC, 3.38%, 09/01/31(e)		89	68,790
Avient Corp., 7.13%, 08/01/30(e)		53	48,915
Axalta Coating Systems LLC, 3.38%, 02/15/29(e)		300	235,185
Celanese U.S. Holdings LLC, 6.17%, 07/15/27		85	80,444
Chemours Co., 5.75%, 11/15/28(e)		38	31,081
Diamond BC BV, 4.63%, 10/01/29(e)		226	157,255
Element Solutions, Inc., 3.88%, 09/01/28(e)		556	447,691
EverArc Escrow SARL, 5.00%, 10/30/29(e)		176	142,075
GCP Applied Technologies, Inc., 5.50%, 04/15/26(e)		134	135,843
HB Fuller Co., 4.25%, 10/15/28		35	29,449
Herens Holdco SARL, 4.75%, 05/15/28(e)		200	160,000
Herens Midco SARL, 5.25%, 05/15/29(a)	EUR	100	61,344
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(e)	USD	188	156,040

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Ingevity Corp., 3.88%, 11/01/28(e)	USD	23	$19,016
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(e)(i)		82	64,780
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(e)		36	27,000
Lune Holdings SARL, 5.63%, 11/15/28(a)	EUR	100	73,533
Minerals Technologies, Inc., 5.00%, 07/01/28(e)	USD	55	47,868
Scotts Miracle-Gro Co.
4.00%, 04/01/31		57	40,128
4.38%, 02/01/32		8	5,690
WESCO Distribution, Inc.(e)
7.13%, 06/15/25		49	49,027
7.25%, 06/15/28		153	149,856
WR Grace Holdings LLC, 5.63%, 08/15/29(e)		935	701,250

			2,932,260

Commercial Services & Supplies — 0.2%
ADT Security Corp.(e)
4.13%, 08/01/29		9	7,470
4.88%, 07/15/32		14	11,291
AMN Healthcare, Inc., 4.00%, 04/15/29(e)		28	23,593
APX Group, Inc.(e)
6.75%, 02/15/27		64	59,787
5.75%, 07/15/29		86	67,989
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(e)		13	10,675
Fortress Transportation & Infrastructure Investors LLC(e)
6.50%, 10/01/25		18	16,909
9.75%, 08/01/27		17	16,623
5.50%, 05/01/28		95	75,987
Garden Spinco Corp., 8.63%, 07/20/30(e)		64	66,120
Herc Holdings, Inc., 5.50%, 07/15/27(e)		121	108,900
Hertz Corp.(e)
4.63%, 12/01/26		40	32,494
5.00%, 12/01/29		33	24,544
Metis Merger Sub LLC, 6.50%, 05/15/29(e)		68	53,040
NESCO Holdings II, Inc., 5.50%, 04/15/29(e)		74	61,678
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(e)		209	178,355
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(e)		202	166,876
Team Health Holdings, Inc., 6.38%, 02/01/25(e)		103	76,294
United Rentals North America, Inc., 5.25%, 01/15/30		2	1,810
Williams Scotsman International, Inc., 4.63%, 08/15/28(e)		74	64,746

			1,125,181

Communications Equipment(e) — 0.2%
Avaya, Inc., 6.13%, 09/15/28		223	110,942
Ciena Corp., 4.00%, 01/31/30		34	28,390
CommScope Technologies LLC, 6.00%, 06/15/25		196	174,136
CommScope, Inc.
6.00%, 03/01/26		8	7,366
8.25%, 03/01/27		11	9,089
7.13%, 07/01/28		58	44,771
4.75%, 09/01/29		152	123,980
Viasat, Inc.
5.63%, 09/15/25		77	59,776
5.63%, 04/15/27		21	17,471

Security		Par (000)	Value

Communications Equipment (continued)
Viasat, Inc. (continued)
6.50%, 07/15/28	USD	48	$31,920
Viavi Solutions, Inc., 3.75%, 10/01/29		110	88,009

			695,850

Construction Materials(e) — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28		103	90,102
3.88%, 11/15/29		18	14,100
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		35	30,349
H&E Equipment Services, Inc., 3.88%, 12/15/28		20	15,700
IAA, Inc., 5.50%, 06/15/27		159	145,088
Picasso Finance Sub, Inc., 6.13%, 06/15/25		82	80,370
Thor Industries, Inc., 4.00%, 10/15/29		35	26,304
Winnebago Industries, Inc., 6.25%, 07/15/28		25	23,125

			425,138

Consumer Discretionary(e) — 0.4%
APi Group DE, Inc.
4.13%, 07/15/29		67	53,098
4.75%, 10/15/29		32	26,517
Carnival Corp.
10.50%, 02/01/26		314	310,675
5.75%, 03/01/27		295	206,662
9.88%, 08/01/27		140	137,200
4.00%, 08/01/28		202	162,961
6.00%, 05/01/29		125	82,071
CoreLogic, Inc., 4.50%, 05/01/28		138	93,840
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26		52	44,529
Life Time, Inc.
5.75%, 01/15/26		80	72,800
8.00%, 04/15/26		69	58,995
NCL Corp. Ltd., 5.88%, 03/15/26		91	69,227
NCL Finance Ltd., 6.13%, 03/15/28		46	33,924
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/01/28		60	59,552
5.88%, 10/01/30		66	65,727
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23		42	42,945
9.13%, 06/15/23		54	54,945
11.50%, 06/01/25		57	60,562
5.50%, 08/31/26		28	21,420
11.63%, 08/15/27		56	50,961
5.50%, 04/01/28		113	79,172
8.25%, 01/15/29(j)		62	60,349
9.25%, 01/15/29(j)		85	83,755
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29		59	45,873

			1,977,760

Consumer Finance — 0.5%
American Express Co., (5 year CMT + 2.85%),
3.55%(g)(h)		235	181,109
HealthEquity, Inc., 4.50%, 10/01/29(e)		339	286,367
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(e)		66	54,479
Navient Corp.
7.25%, 09/25/23		3	2,988
6.13%, 03/25/24		93	90,559
5.88%, 10/25/24		77	72,962
5.50%, 03/15/29		87	66,133

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
OneMain Finance Corp.
6.88%, 03/15/25	USD	151	$141,917
3.50%, 01/15/27		156	121,520
6.63%, 01/15/28		8	6,864
5.38%, 11/15/29		11	8,525
4.00%, 09/15/30		76	53,330
Sabre Global, Inc.(e)
9.25%, 04/15/25		78	74,678
7.38%, 09/01/25		81	72,546
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(e)		210	191,494
SLM Corp., 3.13%, 11/02/26		56	46,355
Verscend Escrow Corp., 9.75%, 08/15/26(e)		851	821,215

			2,293,041

Containers & Packaging(e) — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/27		200	188,341
3.25%, 09/01/28		200	163,192
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29		230	209,286
8.75%, 04/15/30		178	147,211
LABL, Inc., 5.88%, 11/01/28		84	68,032
Sealed Air Corp., 4.00%, 12/01/27		61	52,786

			828,848

Diversified Consumer Services — 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(e)
6.63%, 07/15/26		529	471,471
9.75%, 07/15/27		101	83,020
6.00%, 06/01/29		600	387,224
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(e)		400	305,064
Brink’s Co., 5.50%, 07/15/25(e)		15	14,198
Clarivate Science Holdings Corp.(e)
3.88%, 07/01/28		365	301,052
4.88%, 07/01/29		167	130,761
Garda World Security Corp., 4.63%, 02/15/27(e)		11	9,433
Rekeep SpA, 7.25%, 02/01/26(a)	EUR	100	85,754
Service Corp. International, 4.00%, 05/15/31	USD	192	154,405
Sotheby’s, 7.38%, 10/15/27(e)		400	367,396

			2,309,778

Diversified Financial Services — 0.2%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(e)		200	167,000
Central Garden & Pet Co.
4.13%, 10/15/30		63	50,146
4.13%, 04/30/31(e)		55	43,244
Citigroup, Inc.(g)(h)
Series W, (5 year CMT + 3.60%), 4.00%		50	42,125
Series Y, (5 year CMT + 3.00%), 4.15%		10	7,950
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25(a)	GBP	100	87,091
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(e)(i)	USD	26	19,257
Intrum AB, 4.88%, 08/15/25(a)	EUR	100	86,356
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(e)	USD	200	147,500

Security		Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co., (1 day SOFR + 2.58%), 5.72%, 09/14/33(g)	USD	62	$58,630
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29(e)		22	16,470
OWL Rock Core Income Corp.
5.50%, 03/21/25		55	51,744
7.75%, 09/16/27(e)		65	64,013
Spectrum Brands, Inc.(e)
5.00%, 10/01/29		8	6,364
5.50%, 07/15/30		50	39,097
UBS Group AG, (5 year CMT + 3.31%), 4.38%(e)(g)(h)		345	226,665
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.38%, 02/01/30(e)		52	42,510

			1,156,162

Diversified Telecommunication Services — 1.0%
Consolidated Communications, Inc., 6.50%, 10/01/28(e)		157	117,357
Frontier Communications Holdings LLC, 8.75%, 05/15/30(e)		187	187,120
Level 3 Financing, Inc.(e)
3.40%, 03/01/27		28	23,450
4.63%, 09/15/27		64	52,965
4.25%, 07/01/28		153	119,342
3.63%, 01/15/29		66	48,866
3.75%, 07/15/29		116	84,970
Lumen Technologies, Inc.
5.13%, 12/15/26(e)		495	425,903
4.00%, 02/15/27(e)		173	145,282
4.50%, 01/15/29(e)		236	165,790
5.38%, 06/15/29(e)		498	370,096
Series U, 7.65%, 03/15/42		22	14,889
SoftBank Group Corp., 5.00%, 04/15/28(a)	EUR	100	77,179
Sprint Capital Corp.
6.88%, 11/15/28	USD	324	332,910
8.75%, 03/15/32		546	632,677
Switch Ltd.(e)
3.75%, 09/15/28		99	98,381
4.13%, 06/15/29		202	200,068
Telecom Italia Capital SA
6.38%, 11/15/33		58	45,091
6.00%, 09/30/34		134	99,859
7.20%, 07/18/36		14	10,972
7.72%, 06/04/38		23	18,350
Telecom Italia SpA, 2.88%, 01/28/26(a)	EUR	100	87,488
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/28(e)	USD	29	22,909
Zayo Group Holdings, Inc.(e)
4.00%, 03/01/27		829	665,231
6.13%, 03/01/28		746	523,376

			4,570,521

Electric Utilities — 0.1%
Edison International, Series A, (5 year CMT + 4.70%), 5.38%(g)(h)		100	82,250
FirstEnergy Corp.
2.65%, 03/01/30		26	20,995
Series B, 2.25%, 09/01/30		6	4,616
Series C, 3.40%, 03/01/50		224	146,720

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
FirstEnergy Transmission LLC(e)
5.45%, 07/15/44	USD	139	$125,705
4.55%, 04/01/49		51	39,835
Pike Corp., 5.50%, 09/01/28(e)		130	105,300
Texas Competitive Electric Holdings, 1.00%, 11/10/21(b)(c)(f)		2,375	—

			525,421

Electrical Equipment — 0.1%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26(e) .		322	296,240
GrafTech Finance, Inc., 4.63%, 12/15/28(e)		66	49,335
NM Holdings Co. LLC, Series B, 9.50%, 07/01/05(b)(c)(f)		5,125	1

			345,576

Electronic Equipment, Instruments & Components — 0.3%
BWX Technologies, Inc.(e)
4.13%, 06/30/28		86	75,111
4.13%, 04/15/29		107	92,558
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28		17	14,187
3.25%, 02/15/29		24	19,490
Energizer Holdings, Inc.(e)
4.75%, 06/15/28		17	13,469
4.38%, 03/31/29		6	4,451
Imola Merger Corp., 4.75%, 05/15/29(e)		186	156,919
Vertiv Group Corp., 4.13%, 11/15/28(e)		1,027	826,735
Xerox Corp., 4.80%, 03/01/35		2	1,303

			1,204,223

Energy Equipment & Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.(e)
6.88%, 04/01/27		106	94,932
6.25%, 04/01/28		174	152,945
Nabors Industries, Inc., 5.75%, 02/01/25		94	85,098
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		45	41,400
6.88%, 09/01/27		229	208,121
Vallourec SA, 8.50%, 06/30/26(a)	EUR	8	7,310
Weatherford International Ltd.(e)
11.00%, 12/01/24	USD	5	5,088
6.50%, 09/15/28		52	46,800
8.63%, 04/30/30		68	59,217

			700,911

Entertainment(e) — 0.1%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/29		24	18,540
Lindblad Expeditions LLC, 6.75%, 02/15/27		283	249,040
NCL Corp. Ltd., 7.75%, 02/15/29		35	26,414

			293,994

Environmental, Maintenance & Security Service — 0.2%
Covanta Holding Corp.
4.88%, 12/01/29(e)		32	25,864
5.00%, 09/01/30		32	25,080
GFL Environmental, Inc.(e)
3.75%, 08/01/25		45	41,175
5.13%, 12/15/26		113	105,231
4.00%, 08/01/28		150	125,022

Security		Par (000)	Value

Environmental, Maintenance & Security Service (continued)
GFL Environmental, Inc.(e) (continued)
3.50%, 09/01/28	USD	65	$54,815
4.75%, 06/15/29		111	93,517
4.38%, 08/15/29		145	120,898
Stericycle, Inc., 3.88%, 01/15/29(e)		49	40,578
Tervita Corp., 11.00%, 12/01/25(e)		25	26,938
Waste Pro USA, Inc., 5.50%, 02/15/26(e)		187	164,285

			823,403

Equity Real Estate Investment Trusts (REITs) — 0.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(e)		57	46,736
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(e)		15	12,338
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(e)		46	35,881
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(e)		59	47,347
Iron Mountain, Inc.(e)
5.25%, 07/15/30		43	35,581
5.63%, 07/15/32		66	52,800
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29		306	246,198
3.50%, 03/15/31		371	258,309
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		322	280,140
4.50%, 02/15/29(e)		77	63,889
RLJ Lodging Trust LP(e)
3.75%, 07/01/26		40	34,162
4.00%, 09/15/29		31	24,285
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(e)		16	13,422

			1,151,088

Food & Staples Retailing — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(e)
3.25%, 03/15/26		146	128,237
4.63%, 01/15/27		11	9,832
4.88%, 02/15/30		92	77,833
Darling Ingredients, Inc., 6.00%, 06/15/30(e)		135	128,478
Kraft Heinz Foods Co.
6.50%, 02/09/40		35	35,171
4.88%, 10/01/49		61	50,275
5.50%, 06/01/50		253	227,593
Lamb Weston Holdings, Inc.(e)
4.88%, 05/15/28		25	22,678
4.13%, 01/31/30		94	79,547
4.38%, 01/31/32		142	117,328
Ocado Group PLC, 3.88%, 10/08/26(a)	GBP	100	81,443
Performance Food Group, Inc., 4.25%, 08/01/29(e)	USD	168	139,877
Post Holdings, Inc.(e)
5.50%, 12/15/29		11	9,510
4.63%, 04/15/30		36	29,565
4.50%, 09/15/31		21	16,905
U.S. Foods, Inc.(e)
6.25%, 04/15/25		51	50,097
4.75%, 02/15/29		121	103,576

5

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food & Staples Retailing (continued)
U.S. Foods, Inc.(e) (continued)
4.63%, 06/01/30	USD	13	$10,758
United Natural Foods, Inc., 6.75%, 10/15/28(e)		15	13,719

			1,332,422

Food Products(e) — 0.2%
Aramark Services, Inc.
6.38%, 05/01/25		110	107,800
5.00%, 02/01/28		222	197,738
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 04/15/25		370	338,483
4.63%, 11/15/28		272	231,347
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/31		89	71,248
Pilgrim’s Pride Corp., 3.50%, 03/01/32		57	42,971
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29		110	89,925

			1,079,512

Gas Utilities — 0.0%
DCP Midstream Operating LP, 5.63%, 07/15/27		15	14,488
Rockies Express Pipeline LLC, 4.95%, 07/15/29(e)		14	12,009
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(e)		29	23,803

			50,300

Health Care Equipment & Supplies(e) — 0.1%
Avantor Funding, Inc.
4.63%, 07/15/28		359	319,490
3.88%, 11/01/29		379	307,824
Embecta Corp., 6.75%, 02/15/30		49	45,237
Hologic, Inc., 3.25%, 02/15/29		15	12,267

			684,818

Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.(e)
5.50%, 07/01/28		37	33,764
5.00%, 04/15/29		17	15,055
AdaptHealth LLC(e)
6.13%, 08/01/28		24	21,497
5.13%, 03/01/30		9	7,421
AHP Health Partners, Inc., 5.75%, 07/15/29(e)		105	81,375
Cano Health LLC, 6.25%, 10/01/28(e)		40	37,784
Centene Corp.
2.45%, 07/15/28		200	162,844
3.00%, 10/15/30		480	380,131
2.50%, 03/01/31		409	308,297
2.63%, 08/01/31		107	80,643
CHS/Community Health Systems, Inc.(e)
8.00%, 03/15/26		35	30,303
5.63%, 03/15/27		102	78,509
6.00%, 01/15/29		127	93,343
5.25%, 05/15/30		35	24,369
Encompass Health Corp.
4.50%, 02/01/28		5	4,282
4.75%, 02/01/30		180	148,082
4.63%, 04/01/31		66	52,157
Legacy LifePoint Health LLC(e)
6.75%, 04/15/25		116	109,761
4.38%, 02/15/27		44	36,359
LifePoint Health, Inc., 5.38%, 01/15/29(e)		71	49,502

Security		Par (000)	Value

Health Care Providers & Services (continued)
Medline Borrower LP(e)
3.88%, 04/01/29	USD	93	$74,557
5.25%, 10/01/29		791	597,205
ModivCare, Inc., 5.88%, 11/15/25(e)		20	18,458
Molina Healthcare, Inc.(e)
4.38%, 06/15/28		12	10,830
3.88%, 11/15/30		174	146,033
3.88%, 05/15/32		77	63,073
Owens & Minor, Inc., 6.63%, 04/01/30(e)		2	1,760
Prime Healthcare Services, Inc., 7.25%, 11/01/25(e)		137	122,279
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(e)		15	13,422
Surgery Center Holdings, Inc.(e)
6.75%, 07/01/25		145	134,002
10.00%, 04/15/27		256	248,957
Teleflex, Inc.
4.63%, 11/15/27		6	5,405
4.25%, 06/01/28(e)		31	26,963
Tenet Healthcare Corp.(e)
4.88%, 01/01/26		214	198,864
6.25%, 02/01/27		55	51,323
5.13%, 11/01/27		343	307,770
4.63%, 06/15/28		26	22,723
6.13%, 10/01/28		55	48,185
4.25%, 06/01/29		14	11,596
6.13%, 06/15/30		112	102,592

			3,961,475

Health Care Technology(e) — 0.2%
AthenaHealth Group, Inc., 6.50%, 02/15/30		469	370,777
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27		41	36,571
3.13%, 02/15/29		52	40,105
3.50%, 04/01/30		118	92,833
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25		304	302,159
Charles River Laboratories International, Inc.
4.25%, 05/01/28		46	40,060
3.75%, 03/15/29		11	9,150
4.00%, 03/15/31		21	16,935
Syneos Health, Inc., 3.63%, 01/15/29		309	246,051

			1,154,641

Hotels, Restaurants & Leisure — 1.0%
1011778 BC ULC/New Red Finance, Inc.(e)
3.88%, 01/15/28		25	21,755
4.38%, 01/15/28		234	202,761
4.00%, 10/15/30		46	36,229
Boyd Gaming Corp.
4.75%, 12/01/27		58	51,331
4.75%, 06/15/31(e)		160	129,552
Boyne USA, Inc., 4.75%, 05/15/29(e)		109	91,313
Caesars Entertainment, Inc.(e)
6.25%, 07/01/25		533	513,679
8.13%, 07/01/27		524	500,465
4.63%, 10/15/29		534	408,020
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(e)		151	145,700
Carnival Corp., 7.63%, 03/01/26(e)		29	22,040
CCM Merger, Inc., 6.38%, 05/01/26(e)		53	48,365
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(e)		323	282,081

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(e)	USD	318	$305,894
6.50%, 10/01/28		19	17,575
Churchill Downs, Inc.(e)
5.50%, 04/01/27		77	71,251
4.75%, 01/15/28		152	131,492
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(e)
4.63%, 01/15/29		195	161,362
6.75%, 01/15/30		120	91,136
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28(e)		124	115,940
3.75%, 05/01/29(e)		46	37,986
4.88%, 01/15/30		193	167,910
4.00%, 05/01/31(e)		76	61,433
3.63%, 02/15/32(e)		40	30,636
MGM Resorts International, 5.75%, 06/15/25		73	69,764
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(e)		71	58,488
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(e)		76	81,795
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(e)
5.63%, 09/01/29		34	23,536
5.88%, 09/01/31		37	24,975
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(e)		57	49,021
Royal Caribbean Cruises Ltd., 5.38%, 07/15/27(e)		67	49,281
Scientific Games International, Inc., 8.63%, 07/01/25(e)		65	66,546
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(e)		96	95,960
Station Casinos LLC(e)
4.50%, 02/15/28		69	56,633
4.63%, 12/01/31		89	67,220
Vail Resorts, Inc., 6.25%, 05/15/25(e)		89	87,791
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(e)		44	38,677
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(e)		198	160,024
Yum! Brands, Inc.
4.75%, 01/15/30(e)		17	14,856
5.38%, 04/01/32		12	10,640
5.35%, 11/01/43		14	11,117

			4,612,230

Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.(e)
4.63%, 08/01/29		32	23,234
4.63%, 04/01/30		46	32,943
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(e)
5.00%, 06/15/29		67	49,598
4.88%, 02/15/30		256	189,508
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(e)		104	94,268
K Hovnanian Enterprises, Inc., 10.00%, 11/15/25(e)		20	21,000
KB Home, 7.25%, 07/15/30		21	19,057
Mattamy Group Corp., 4.63%, 03/01/30(e)		72	54,986

Security		Par (000)	Value

Household Durables (continued)
NCR Corp.(e)
5.75%, 09/01/27	USD	20	$18,120
5.00%, 10/01/28		57	44,846
5.13%, 04/15/29		30	22,501
6.13%, 09/01/29		78	67,159
SWF Escrow Issuer Corp., 6.50%, 10/01/29(e)		105	62,212
Taylor Morrison Communities, Inc., 5.13%, 08/01/30(e)		20	16,144
Tempur Sealy International, Inc.(e)
4.00%, 04/15/29		73	57,526
3.88%, 10/15/31		72	52,740
Tri Pointe Homes, Inc., 5.70%, 06/15/28		18	15,312

			841,154

Household Products — 0.0%
Energizer Holdings, Inc., 6.50%, 12/31/27(e)		38	33,732

Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.(e)
5.25%, 06/01/26		28	26,394
5.13%, 03/15/28		380	326,369
4.63%, 02/01/29		22	17,927
5.00%, 02/01/31		14	11,124
Clearway Energy Operating LLC(e)
4.75%, 03/15/28		47	41,849
3.75%, 01/15/32		82	63,569
NRG Energy, Inc.
5.75%, 01/15/28		22	20,303
5.25%, 06/15/29(e)		13	11,375
3.63%, 02/15/31(e)		107	83,460
3.88%, 02/15/32(e)		20	15,601
TerraForm Power Operating LLC, 4.75%, 01/15/30(e)		74	62,810

			680,781

Industrial Conglomerates — 0.0%
Resideo Funding, Inc., 4.00%, 09/01/29(e)		18	14,508

Insurance(e) — 0.5%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29		71	54,670
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27		388	331,421
6.75%, 10/15/27		1,083	933,317
5.88%, 11/01/29		376	305,395
AmWINS Group, Inc., 4.88%, 06/30/29		89	73,876
GTCR AP Finance, Inc., 8.00%, 05/15/27		4	3,680
HUB International Ltd.
7.00%, 05/01/26		434	411,612
5.63%, 12/01/29		16	13,360
NFP Corp., 7.50%, 10/01/30		34	32,263
Ryan Specialty Group LLC, 4.38%, 02/01/30		43	36,470

			2,196,064

Interactive Media & Services — 0.1%
Arches Buyer, Inc., 4.25%, 06/01/28(e)		36	28,080
Iliad SA, 2.38%, 06/17/26(a)	EUR	100	86,303
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(e) 4.75%, 04/30/27	USD	152	132,240
6.00%, 02/15/28		71	55,036
10.75%, 06/01/28		30	27,941

7

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interactive Media & Services (continued)
Twitter, Inc.(e)
3.88%, 12/15/27	USD	103	$96,586
5.00%, 03/01/30		55	52,707

			478,893

Internet Software & Services(e) — 0.4%
ANGI Group LLC, 3.88%, 08/15/28		106	74,764
Endurance International Group Holdings, Inc., 6.00%, 02/15/29		34	22,571
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29		71	58,069
Match Group Holdings II LLC
4.63%, 06/01/28		81	70,774
4.13%, 08/01/30		65	53,381
3.63%, 10/01/31		66	49,830
NortonLifeLock, Inc., 7.13%, 09/30/30		74	71,574
Uber Technologies, Inc.
7.50%, 05/15/25		242	241,395
8.00%, 11/01/26		92	91,855
7.50%, 09/15/27		282	276,360
6.25%, 01/15/28		341	317,130
4.50%, 08/15/29		660	554,812

			1,882,515

IT Services — 0.7%
Ahead DB Holdings LLC, 6.63%, 05/01/28(e)		50	42,619
Block, Inc., 3.50%, 06/01/31		525	407,040
Booz Allen Hamilton, Inc.(e)
3.88%, 09/01/28		75	64,520
4.00%, 07/01/29		138	118,067
CA Magnum Holdings, 5.38%, 10/31/26(e)		201	167,835
Camelot Finance SA, 4.50%, 11/01/26(e)		56	50,669
Condor Merger Sub, Inc., 7.38%, 02/15/30(e)		279	228,101
Dun & Bradstreet Corp., 5.00%, 12/15/29(e)		262	216,150
Fair Isaac Corp., 4.00%, 06/15/28(e)		63	53,681
Fiserv, Inc., 2.25%, 06/01/27		1,385	1,195,761
Gartner, Inc.(e)
4.50%, 07/01/28		78	69,748
3.63%, 06/15/29		42	34,965
3.75%, 10/01/30		25	20,466
Global Payments, Inc., 4.95%, 08/15/27		35	33,346
KBR, Inc., 4.75%, 09/30/28(e)		66	56,699
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(e)		163	158,834
Twilio, Inc., 3.88%, 03/15/31		161	126,381
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(e)		337	274,972

			3,319,854

Leisure Products — 0.0%
Mattel, Inc.
3.75%, 04/01/29(e)		32	26,905
6.20%, 10/01/40		60	56,478
5.45%, 11/01/41		119	99,697

			183,080

Machinery — 0.5%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(e)		35	29,020
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(e)(i)		445	417,188
Madison IAQ LLC, 5.88%, 06/30/29(e)		1,139	793,382
Mueller Water Products, Inc., 4.00%, 06/15/29(e)		34	28,934

Security		Par (000)	Value

Machinery (continued)
OT Merger Corp., 7.88%, 10/15/29(e)	USD	37	$25,068
Schenck Process Holding GmbH/Darmstadt, 5.38%, 06/15/23(a)	EUR	100	95,432
Terex Corp., 5.00%, 05/15/29(e)	USD	102	87,540
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(e)		171	135,164
TK Elevator Holdco GmbH, 7.63%, 07/15/28(e)		200	167,500
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)	EUR	100	82,079
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(e)	USD	400	340,084

			2,201,391

Media — 2.3%
Adelphia Communications Corp., 10.50%, 12/31/49(b)(c)(f)		400	—
Altice Financing SA(e)
5.00%, 01/15/28		204	157,137
5.75%, 08/15/29		451	345,114
Altice France Holding SA, 10.50%, 05/15/27(e)		542	424,524
AMC Networks, Inc., 4.25%, 02/15/29		39	28,835
Cable One, Inc.
1.13%, 03/15/28(k)		66	47,520
4.00%, 11/15/30(e)		111	86,404
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(e)		38	34,295
5.00%, 02/01/28(e)		33	28,455
5.38%, 06/01/29(e)		117	102,412
6.38%, 09/01/29(e)		417	382,848
4.75%, 03/01/30(e)		61	49,486
4.50%, 08/15/30(e)		109	86,202
4.25%, 02/01/31(e)		257	197,129
4.75%, 02/01/32(e)		207	161,207
4.50%, 05/01/32		291	221,937
4.50%, 06/01/33(e)		128	94,563
4.25%, 01/15/34(e)		289	206,860
Clear Channel International BV, 6.63%, 08/01/25(e)		200	185,842
Clear Channel Outdoor Holdings, Inc.(e)
5.13%, 08/15/27		562	474,742
7.75%, 04/15/28		337	254,435
7.50%, 06/01/29		252	182,700
CMG Media Corp., 8.88%, 12/15/27(e)		100	76,396
Connect Finco SARL/Connect U.S. Finco LLC,
6.75%, 10/01/26(e)		538	470,509
CSC Holdings LLC
5.25%, 06/01/24		344	318,200
4.13%, 12/01/30(e)		223	166,626
3.38%, 02/15/31(e)		205	144,525
Directv Financing LLC/Directv Financing Co.- Obligor, Inc., 5.88%, 08/15/27(e)		155	133,627
DISH DBS Corp.
5.25%, 12/01/26(e)		438	358,830
5.75%, 12/01/28(e)		248	187,424
5.13%, 06/01/29		107	62,863
Frontier Communications Holdings LLC(e)
5.88%, 10/15/27		93	83,349
5.00%, 05/01/28		205	175,931
6.75%, 05/01/29		146	120,450
6.00%, 01/15/30		86	67,564
GCI LLC, 4.75%, 10/15/28(e)		64	53,136
Iliad Holding SASU(e)
6.50%, 10/15/26		200	174,880
7.00%, 10/15/28		200	171,344

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(a)	EUR	100	$76,596
Lamar Media Corp.
3.75%, 02/15/28	USD	13	11,356
4.00%, 02/15/30		57	47,759
LCPR Senior Secured Financing DAC(e)
6.75%, 10/15/27		180	149,400
5.13%, 07/15/29		200	150,613
Liberty Broadband Corp., 2.75%, 09/30/50(e)(k)		481	461,146
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(e)(i)		72	27,930
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(e)		244	181,780
Live Nation Entertainment, Inc.(e)
4.88%, 11/01/24		9	8,706
6.50%, 05/15/27		523	503,257
4.75%, 10/15/27		64	55,564
3.75%, 01/15/28		64	54,240
Outfront Media Capital LLC/Outfront Media Capital Corp.(e)
5.00%, 08/15/27		242	211,399
4.25%, 01/15/29		43	33,777
4.63%, 03/15/30		4	3,117
Radiate Holdco LLC/Radiate Finance, Inc.(e)
4.50%, 09/15/26		815	668,487
6.50%, 09/15/28		414	288,765
Scripps Escrow II, Inc., 3.88%, 01/15/29(e)		5	3,986
Sinclair Television Group, Inc., 4.13%, 12/01/30(e)		229	172,322
Sirius XM Radio, Inc.(e)
3.13%, 09/01/26		212	186,184
5.00%, 08/01/27		71	65,143
4.00%, 07/15/28		99	84,207
4.13%, 07/01/30		28	22,760
3.88%, 09/01/31		135	104,684
Stagwell Global LLC, 5.63%, 08/15/29(e)		32	26,322
Univision Communications, Inc.(e)
5.13%, 02/15/25		107	101,583
6.63%, 06/01/27		39	36,805
7.38%, 06/30/30		68	64,892
UPC Broadband Finco BV, 4.88%, 07/15/31(e)		200	155,206
Videotron Ltd., 3.63%, 06/15/29(e)		85	68,849
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(e)		200	156,090
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(e)		242	195,717
WMG Acquisition Corp., 3.88%, 07/15/30(e)		7	5,735
Ziggo Bond Co. BV, 5.13%, 02/28/30(e)		200	143,000

			11,045,678

Metals & Mining — 0.5%
Arconic Corp.(e)
6.00%, 05/15/25		13	12,513
6.13%, 02/15/28		203	179,316
ATI, Inc.
4.88%, 10/01/29		32	26,569
5.13%, 10/01/31		88	71,890
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(e)		360	331,337
Carpenter Technology Corp.
6.38%, 07/15/28		14	12,984
7.63%, 03/15/30		64	61,619

Security		Par (000)	Value

Metals & Mining (continued)
Commercial Metals Co.
4.13%, 01/15/30	USD	23	$18,883
4.38%, 03/15/32		24	18,960
Constellium SE, 3.75%, 04/15/29(e)		500	365,041
ERO Copper Corp., 6.50%, 02/15/30(e)		50	37,531
FMG Resources August Pty. Ltd., 6.13%, 04/15/32(e)		130	111,703
Kaiser Aluminum Corp.(e)
4.63%, 03/01/28		169	137,890
4.50%, 06/01/31		192	140,494
Mineral Resources Ltd., 8.50%, 05/01/30(e)		41	39,622
New Gold, Inc., 7.50%, 07/15/27(e)		170	134,300
Novelis Corp.(e)
3.25%, 11/15/26		203	169,450
4.75%, 01/30/30		381	312,420
3.88%, 08/15/31		168	125,315
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR	100	76,958
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(e)	USD	39	32,896
U.S. Steel Corp., 6.88%, 03/01/29		26	23,630

			2,441,321

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%, 11/01/23(e)		9	8,842

Multiline Retail — 0.0%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(e)		123	113,019

Offshore Drilling & Other Services(e) — 0.0%
Entegris, Inc.
4.38%, 04/15/28		29	24,587
3.63%, 05/01/29		33	26,115

			50,702

Oil, Gas & Consumable Fuels — 2.5%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(e)		217	209,696
Antero Midstream Partners LP/Antero Midstream Finance Corp.(e)
5.75%, 03/01/27		89	82,313
5.75%, 01/15/28		15	13,650
5.38%, 06/15/29		66	58,271
Antero Resources Corp., 7.63%, 02/01/29(e)		23	22,957
Apache Corp.
4.25%, 01/15/30		68	59,466
5.10%, 09/01/40		76	61,352
5.35%, 07/01/49		41	32,185
Arcosa, Inc., 4.38%, 04/15/29(e)		117	99,450
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(e)
9.00%, 11/01/27		298	363,502
5.88%, 06/30/29		154	137,060
Buckeye Partners LP
5.85%, 11/15/43		16	11,852
5.60%, 10/15/44		1	702
Callon Petroleum Co.
6.38%, 07/01/26		38	34,241
8.00%, 08/01/28(e)		250	230,625
7.50%, 06/15/30(e)		279	244,266
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(a)	EUR	100	63,844

9

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(e)	USD	224	$212,956
Cheniere Energy Partners LP
4.50%, 10/01/29		262	230,662
4.00%, 03/01/31		239	200,397
3.25%, 01/31/32		188	144,357
Chesapeake Energy Corp.(e)
5.88%, 02/01/29		5	4,637
6.75%, 04/15/29		145	139,000
CITGO Petroleum Corp.(e)
7.00%, 06/15/25		90	85,998
6.38%, 06/15/26		74	69,080
Civitas Resources, Inc., 5.00%, 10/15/26(e)		28	25,437
CNX Midstream Partners LP, 4.75%, 04/15/30(e)		32	25,117
CNX Resources Corp.(e)
6.00%, 01/15/29		33	30,113
7.38%, 01/15/31		67	65,531
Colgate Energy Partners III LLC(e)
7.75%, 02/15/26		113	110,913
5.88%, 07/01/29		129	115,149
Comstock Resources, Inc.(e)
6.75%, 03/01/29		237	218,587
5.88%, 01/15/30		220	191,610
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(e)		250	211,631
Crescent Energy Finance LLC, 7.25%, 05/01/26(e)		222	199,449
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(e)
5.63%, 05/01/27		16	14,480
6.00%, 02/01/29		13	11,635
8.00%, 04/01/29		27	25,988
CrownRock LP/CrownRock Finance, Inc.(e)
5.63%, 10/15/25		413	395,394
5.00%, 05/01/29		16	14,117
DCP Midstream Operating LP
5.13%, 05/15/29		17	15,929
6.45%, 11/03/36(e)		179	163,536
6.75%, 09/15/37(e)		6	5,818
DT Midstream, Inc.(e)
4.13%, 06/15/29		124	104,780
4.38%, 06/15/31		152	125,357
Dycom Industries, Inc., 4.50%, 04/15/29(e)		33	27,808
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(e)		99	93,308
eG Global Finance PLC, 6.25%, 10/30/25(a)	EUR	142	120,329
Energy Transfer LP, Series H, (5 year CMT + 5.69%), 6.50%(g)(h)	USD	222	193,385
EnLink Midstream LLC
5.63%, 01/15/28(e)		103	96,305
5.38%, 06/01/29		118	107,970
6.50%, 09/01/30(e)		75	73,238
EnLink Midstream Partners LP
4.85%, 07/15/26		39	35,817
5.60%, 04/01/44		82	62,377
5.45%, 06/01/47		18	13,148
EQM Midstream Partners LP
6.00%, 07/01/25(e)		33	30,513
4.13%, 12/01/26		17	14,402
6.50%, 07/01/27(e)		117	108,118
4.50%, 01/15/29(e)		8	6,445
7.50%, 06/01/30(e)		27	25,514

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EQM Midstream Partners LP (continued)
4.75%, 01/15/31(e)	USD	199	$157,956
Gulfport Energy Corp., 8.00%, 05/17/26(e)		11	11,443
Harvest Midstream I LP, 7.50%, 09/01/28(e)		20	18,693
Hess Midstream Operations LP, 4.25%, 02/15/30(e)		77	62,178
Hilcorp Energy I LP/Hilcorp Finance Co.(e)
6.25%, 11/01/28		31	28,603
5.75%, 02/01/29		13	11,365
6.00%, 04/15/30		5	4,358
6.00%, 02/01/31		5	4,332
ITT Holdings LLC, 6.50%, 08/01/29(e)		109	84,559
Kinetik Holdings LP, 5.88%, 06/15/30(e)		177	162,072
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(e)		10	9,584
MasTec, Inc., 4.50%, 08/15/28(e)		56	48,880
Matador Resources Co., 5.88%, 09/15/26		23	22,187
Murphy Oil Corp.
5.75%, 08/15/25		14	13,500
5.88%, 12/01/27		20	18,695
Murphy Oil USA, Inc., 4.75%, 09/15/29		109	96,465
Nabors Industries Ltd.(e)
7.25%, 01/15/26		66	57,428
7.50%, 01/15/28		78	63,671
Nabors Industries, Inc., 7.38%, 05/15/27(e)		104	95,987
New Fortress Energy, Inc.(e)
6.75%, 09/15/25		383	362,778
6.50%, 09/30/26		321	296,572
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(e)		80	71,169
NGPL PipeCo LLC, 7.77%, 12/15/37(e)		186	187,987
Northern Oil & Gas, Inc., 8.13%, 03/01/28(e)		298	279,375
NuStar Logistics LP
5.75%, 10/01/25		41	37,998
6.00%, 06/01/26		124	113,508
6.38%, 10/01/30		2	1,711
Occidental Petroleum Corp.
6.95%, 07/01/24		19	19,523
8.00%, 07/15/25		11	11,660
5.88%, 09/01/25		38	38,115
8.88%, 07/15/30		23	25,606
6.63%, 09/01/30		764	775,460
7.50%, 05/01/31		29	30,305
6.45%, 09/15/36		111	111,000
6.20%, 03/15/40		296	286,380
6.60%, 03/15/46		18	18,540
PDC Energy, Inc., 6.13%, 09/15/24		68	66,924
Permian Resources Operating LLC(e)
5.38%, 01/15/26		80	73,000
6.88%, 04/01/27		36	34,828
Range Resources Corp., 4.88%, 05/15/25		39	36,761
Rockcliff Energy II LLC, 5.50%, 10/15/29(e)		149	130,461
SM Energy Co.
5.63%, 06/01/25		22	21,120
6.75%, 09/15/26		46	44,275
6.63%, 01/15/27		7	6,719
6.50%, 07/15/28		23	21,857
Southwestern Energy Co.
5.38%, 02/01/29		92	83,426
4.75%, 02/01/32		52	43,581
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28		151	137,024

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(e)
6.00%, 03/01/27	USD	14	$12,702
6.00%, 12/31/30		10	8,501
6.00%, 09/01/31		41	34,645
Tap Rock Resources LLC, 7.00%, 10/01/26(e)		245	223,973
Transocean, Inc., 11.50%, 01/30/27(e)		167	154,465
Venture Global Calcasieu Pass LLC(e)
3.88%, 08/15/29		347	297,684
4.13%, 08/15/31		224	185,801
3.88%, 11/01/33		581	451,727
Vermilion Energy, Inc., 6.88%, 05/01/30(e)		51	46,920
Western Midstream Operating LP
4.75%, 08/15/28		95	86,450
5.45%, 04/01/44		217	178,014
5.30%, 03/01/48		39	32,078
5.50%, 08/15/48		17	13,749
5.50%, 02/01/50		156	125,970

			12,084,065

Personal Products — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29(e)		5	4,230

Pharmaceuticals — 0.2%
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28(a)	EUR	100	80,338
Elanco Animal Health, Inc., 6.40%, 08/28/28	USD	57	50,319
Gruenenthal GmbH, 4.13%, 05/15/28(a)	EUR	100	81,164
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(a)		100	88,694
Option Care Health, Inc., 4.38%, 10/31/29(e)	USD	79	66,755
Organon & Co./Organon Foreign Debt Co-Issuer BV(e)
4.13%, 04/30/28		200	171,000
5.13%, 04/30/31		200	163,832
PRA Health Sciences, Inc., 2.88%, 07/15/26(e)		200	175,969
Prestige Brands, Inc., 3.75%, 04/01/31(e)		70	54,383
Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 05/09/27	EUR	100	82,404
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD	35	28,521

			1,043,379

Real Estate — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.50%, 01/15/28(e)		30	26,616

Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(e)		101	93,683
DIC Asset AG, 2.25%, 09/22/26(a)	EUR	100	69,811
Howard Hughes Corp.(e)
5.38%, 08/01/28	USD	2	1,660
4.13%, 02/01/29		51	39,397
4.38%, 02/01/31		63	45,253
Realogy Group LLC/Realogy Co.-Issuer Corp.(e) 5.75%, 01/15/29		321	231,521

Security		Par (000)	Value

Real Estate Management & Development (continued)
Realogy Group LLC/Realogy Co.-Issuer Corp.(e) (continued)
5.25%, 04/15/30	USD	43	$29,201
Starwood Property Trust, Inc., 4.38%, 01/15/27(e)		25	21,312
WeWork Cos. LLC/WW Co.-Obligor, Inc., 5.00%, 07/10/25(e)		70	40,612

			572,450

Road & Rail — 0.0%
Autostrade per l’Italia SpA, 2.00%, 01/15/30(a)	EUR	100	73,146
Seaspan Corp., 5.50%, 08/01/29(e)	USD	101	79,790

			152,936

Semiconductors & Semiconductor Equipment(e) — 0.2%
Entegris Escrow Corp., 4.75%, 04/15/29		514	452,744
Sensata Technologies BV, 4.00%, 04/15/29		36	29,790
Sensata Technologies, Inc.
4.38%, 02/15/30		231	193,003
3.75%, 02/15/31		49	38,597
Synaptics, Inc., 4.00%, 06/15/29		121	97,411

			811,545

Software — 0.5%
Black Knight InfoServ LLC, 3.63%, 09/01/28(e)		122	104,005
Boxer Parent Co., Inc.(e)
7.13%, 10/02/25		148	145,051
9.13%, 03/01/26		215	206,615
Elastic NV, 4.13%, 07/15/29(e)		120	94,781
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(e)		73	56,509
Maxar Technologies, Inc., 7.75%, 06/15/27(e)		27	25,376
MicroStrategy, Inc., 6.13%, 06/15/28(e)		144	118,649
MSCI, Inc.(e)
3.63%, 09/01/30		64	52,659
3.88%, 02/15/31		11	9,262
3.63%, 11/01/31		41	32,895
3.25%, 08/15/33		58	44,789
Open Text Corp.(e)
3.88%, 02/15/28		2	1,654
3.88%, 12/01/29		198	152,506
Open Text Holdings, Inc., 4.13%, 02/15/30(e)		9	7,187
Picard Midco, Inc., 6.50%, 03/31/29		643	543,142
Playtika Holding Corp., 4.25%, 03/15/29(e)		174	139,155
PTC, Inc., 4.00%, 02/15/28(e)		80	69,967
SS&C Technologies, Inc., 5.50%, 09/30/27(e)		398	363,053
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(e)		203	155,466

			2,322,721

Specialty Retail(e) — 0.1%
Arko Corp., 5.13%, 11/15/29		58	45,240
Carvana Co., 10.25%, 05/01/30		53	35,377
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29		253	226,167
Staples, Inc., 7.50%, 04/15/26		82	68,848

			375,632

Technology Hardware, Storage & Peripherals — 0.0%
Coherent Corp., 5.00%, 12/15/29(e)		189	156,341

11

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Textiles, Apparel & Luxury Goods(e) — 0.0%
Crocs, Inc.
4.25%, 03/15/29	USD	11	$8,745
4.13%, 08/15/31		49	37,298
Kontoor Brands, Inc., 4.13%, 11/15/29		32	25,495
Levi Strauss & Co., 3.50%, 03/01/31		78	60,840

			132,378

Thrifts & Mortgage Finance — 0.1%
Enact Holdings, Inc., 6.50%, 08/15/25(e)		129	123,284
Home Point Capital, Inc., 5.00%, 02/01/26(e)		58	36,323
MGIC Investment Corp., 5.25%, 08/15/28		47	41,989
Nationstar Mortgage Holdings, Inc.(e)
6.00%, 01/15/27		54	46,102
5.13%, 12/15/30		34	24,657
5.75%, 11/15/31		32	23,468
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/26(e)		98	80,360

			376,183

Utilities(e) — 0.1%
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26		23	20,267
6.50%, 10/15/28		20	16,977
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28		42	36,412
Vistra Operations Co. LLC
5.50%, 09/01/26		5	4,638
5.63%, 02/15/27		99	92,689
5.00%, 07/31/27		5	4,516
4.38%, 05/01/29		45	37,428

			212,927

Wireless Telecommunication Services — 0.4%
Altice France SA(e)
8.13%, 02/01/27		334	298,512
5.50%, 01/15/28		229	181,343
5.50%, 10/15/29		200	150,477
SBA Communications Corp.
3.13%, 02/01/29		49	39,409
3.88%, 02/15/27		410	363,633
T-Mobile USA, Inc.
3.38%, 04/15/29		67	57,887
3.50%, 04/15/31		26	21,848
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(e)		97	65,010
VICI Properties LP/VICI Note Co., Inc.(e)
3.50%, 02/15/25		34	31,428
4.63%, 06/15/25		161	151,505
4.50%, 09/01/26		3	2,740
4.25%, 12/01/26		6	5,416
4.63%, 12/01/29		64	55,523
4.13%, 08/15/30		88	73,499
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(e)		200	154,299

			1,652,529

Total Corporate Bonds — 20.6% (Cost: $123,973,121)			97,865,703

Security		Par (000)	Value

Floating Rate Loan Interests(g)

Aerospace & Defense — 3.7%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 7.32%, 05/25/28	USD	2,462	$2,152,827
Term Loan C, (3 mo. LIBOR + 4.25%, 0.75% Floor), 7.32%, 05/25/28		501	437,864
Bleriot U.S. Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%), 4.00%, 10/31/26		810	781,374
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, (6 mo. LIBOR + 3.75%, 0.50% Floor), 7.06%, 08/03/29		326	311,330
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (1 mo. LIBOR + 3.50%), 6.62%, 04/06/26		1,507	1,386,252
2020 Term Loan B1, (1 mo. LIBOR + 3.50%), 6.62%, 04/06/26		2,802	2,578,675
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR + 5.50%), 8.63%, 04/09/26(c)		764	588,496
Peraton Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 10.57%, 02/01/29		1,474	1,390,302
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/01/28		5,061	4,787,805
Spirit Aerosystems, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 01/15/25	.	877	866,743
TransDigm, Inc., 2020 Term Loan F, (3 mo. LIBOR + 2.25%), 5.92%, 12/09/25		2,375	2,272,108

			17,553,776

Air Freight & Logistics — 0.3%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.04%, 04/06/28		511	465,503
Kestrel Bidco, Inc., Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.99%, 12/11/26		365	320,383
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR + 4.25%, 0.50% Floor), 7.37%, 12/15/28		837	712,428

			1,498,314

Airlines — 2.5%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.46%, 04/20/28		1,434	1,386,429
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 6.42%, 08/11/28		1,798	1,706,399
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 4.87%, 01/29/27		147	135,096
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 4.82%, 12/15/23		1,785	1,759,409
2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.83%, 06/27/25		860	832,797
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 8.78%, 06/21/27		2,862	2,869,154
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.53%, 04/21/28		3,270	3,115,323

			11,804,607

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Auto Components — 2.2%
Adient U.S. LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 04/10/28	USD	719	$677,117
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 04/30/26		3,217	3,035,719
Truck Hero, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 01/31/28		22	18,830
USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 2.75%), 6.42%, 05/16/24		4,313	4,191,441
2019 Incremental Term Loan B, (3 mo. LIBOR + 3.25%), 6.92%, 12/02/26		246	236,412
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 02/05/26		2,284	2,111,893

			10,271,412

Banks — 0.7%
Directv Financing LLC, Term Loan, (1 mo. LIBOR + 5.00%, 0.75% Floor), 8.12%, 08/02/27		2,110	1,960,502
LABL, Inc., 2021 USD 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 0.50% Floor), 8.12%, 10/29/28	.	1,408	1,266,423

			3,226,925

Beverages — 0.6%
Naked Juice LLC
2nd Lien Term Loan, (3 mo. SOFR + 6.00%, 0.50% Floor), 9.65%, 01/24/30		1,030	931,930
Term Loan, (3 mo. SOFR + 3.25%, 0.50% Floor), 6.90%, 01/24/29		2,199	2,011,153

			2,943,083

Building Materials — 0.0%
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.07%, 04/12/28		314	256,784

Building Products — 1.7%
CP Atlas Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 11/23/27		1,277	1,107,329
CPG International LLC, 2022 Term Loan B, (6 mo. SOFR CME + 2.50%, 0.50% Floor), 4.09%, 04/28/29(c)		707	680,487
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 5.37%, 07/28/28		721	668,051
LSF10 XL Bidco SCA, 2021 EUR Term Loan B4, (3 mo. EURIBOR + 3.67%), 4.87%, 04/12/28	EUR	853	668,461
New AMI I LLC, 2022 Term Loan B, (1 mo. SOFR + 6.00%, 0.50% Floor), 9.03%, 03/08/29(c)	USD	737	648,613
Standard Industries, Inc., 2021 Term Loan B, (6 mo. LIBOR + 2.50%, 0.50% Floor), 6.68%, 09/22/28	.	1,421	1,375,692
Wilsonart LLC, 2021 Term Loan E, (3 mo. LIBOR + 3.25%, 1.00% Floor), 6.93%, 12/31/26		3,031	2,752,671

			7,901,304

Capital Markets — 2.5%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.50%, 0.50% Floor), 8.81%, 08/02/29		2,373	2,123,477
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. SOFR CME + 3.75%, 1.00% Floor), 6.78%, 04/09/27		5,650	5,320,804

Security		Par (000)		Value

Capital Markets (continued)
Deerfield Dakota Holding LLC (continued)
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 9.87%, 04/07/28(c)	USD	1,594		$1,538,210
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 6.69%, 11/12/27		1,335		1,271,610
FinCo I LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.50%), 5.62%, 06/27/25		—	(l)	182
Focus Financial Partners LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 06/30/28		1,296		1,252,590
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 6.32%, 04/12/24(c)		521		507,400

				12,014,273

Chemicals — 4.0%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (6 mo. SOFR CME + 4.75%, 0.75% Floor), 8.83%, 08/27/26		2,907		2,840,666
Axalta Coating Systems U.S. Holdings, Inc., USD Term Loan B3, (3 mo. LIBOR + 1.75%), 5.42%, 06/01/24		600		590,505
CPC Acquisition Corp., Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.42%, 12/29/27		645		500,546
Discovery Purchaser Corp., 10/04/29(m)		1,143		1,042,987
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 5.12%, 01/31/26		1,750		1,734,752
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 06/30/27		1,230		1,111,352
Lonza Group AG, USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.67%, 07/03/28		946		839,812
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 6.17%, 03/02/26		2,732		2,607,195
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 05/15/24		1,326		1,284,818
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1 mo. LIBOR + 3.25%), 5.94%, 10/14/24		1,520		1,371,585
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 5.31%, 06/09/28		1,527		1,451,868
Pregis TopCo Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 4.00%, 0.50% Floor), 6.81%, 07/31/26(c)		618		585,856
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 6.81%, 03/16/27		934		865,225
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 5.80%, 08/02/28		1,437		1,360,336
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 10/01/25		329		307,751
W.R. Grace Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 7.44%, 09/22/28		471		440,205

				18,935,459

Commercial Services & Supplies — 3.9%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 05/12/28		2,310		2,025,795

13

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Amentum Government Services Holdings LLC, 2022 Term Loan, (3 mo. SOFR CME + 4.00%), 7.39%, 02/15/29(c)	USD	687	$654,632
Asurion LLC
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 6.12%, 11/03/24		909	848,617
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 8.37%, 01/31/28		986	739,038
2021 2nd Lien Term Loan B4, (1 mo. LIBOR + 5.25%), 8.37%, 01/20/29		1,402	1,065,520
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 10/08/28		613	607,360
Covanta Holding Corp.
2021 Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 11/30/28		994	962,205
2021 Term Loan C, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 11/30/28		75	72,437
Creative Artists Agency LLC, 2020 Incremental Term Loan B1, (1 mo. LIBOR + 4.25%, 1.00% Floor), 7.37%, 11/27/26		1,698	1,670,027
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 7.37%, 12/12/25		2,660	2,583,319
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 7.42%, 05/09/25		433	399,717
Packers Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.01%, 03/09/28		1,471	1,347,086
Prime Security Services Borrower LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.75% Floor), 5.30%, 09/23/26		1,483	1,430,461
Vericast Corp., 2021 Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 11.42%, 06/16/26		377	260,785
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 7.12%, 08/27/25		3,238	3,133,088
Viad Corp., Initial Term Loan, (1 mo. LIBOR + 5.00%, 0.50% Floor), 8.12%, 07/30/28		689	649,992

			18,450,079

Communications Equipment — 0.4%
ViaSat, Inc., Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 7.65%, 03/02/29		2,192	1,937,535

Construction & Engineering — 1.7%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.95%, 06/21/24		3,197	2,774,287
New Arclin U.S. Holding Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 0.50% Floor), 10.12%, 09/30/29(c)		815	766,100
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 6.12%, 01/21/28		925	895,968
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.31%, 06/02/28		2,416	2,224,309
USIC Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 05/12/28		1,549	1,448,080

			8,108,744

Construction Materials — 1.5%
Core & Main LP, 2021 Term Loan B, (3 mo. LIBOR + 2.50%), 5.58%, 07/27/28		3,569	3,403,336
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 03/29/25		2,105	2,017,542

Security		Par (000)	Value

Construction Materials (continued)
Oscar AcquisitionCo, LLC, Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 8.15%, 04/29/29	USD	961	$878,517
Tamko Building Products LLC, Term Loan B, (3 mo. LIBOR + 3.00%), 6.08%, 06/01/26		764	719,949

			7,019,344

Containers & Packaging — 1.3%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 5.81%, 04/03/24		2,213	2,056,558
Charter Next Generation, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.56%, 12/01/27		1,977	1,871,983
Pregis TopCo Corp., 1st Lien Term Loan, (3 mo. LIBOR + 4.00%), 6.81%, 07/31/26		542	514,594
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.65%, 08/18/27		1,031	903,151
Trident TPI Holdings, Inc.
2021 Delayed Draw Term Loan, (3 mo. LIBOR + 4.00%, 0.50% Floor), 6.30%, 09/15/28		79	74,732
2021 Incremental Term Loan, (3 mo. LIBOR + 4.00%, 0.50% Floor), 7.67%, 09/15/28		886	838,170

			6,259,188

Distributors — 0.8%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 5.12%, 01/15/27		1,059	1,023,728
TMK Hawk Parent Corp.(c)
2020 Super Priority First Out Term Loan A, (3 mo. LIBOR + 9.50%, 1.00% Floor), 12.57%, 05/30/24		1,006	925,845
2020 Super Priority Second Out Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.57%, 08/28/24		3,221	1,691,130

			3,640,703

Diversified Consumer Services — 2.5%
2U, Inc., Term Loan, (1 mo. LIBOR + 5.75%, 0.75% Floor), 8.87%, 12/30/24		1,261	1,199,247
Ascend Learning LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 0.50% Floor), 8.87%, 12/10/29		681	589,494
2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 12/11/28		1,692	1,558,528
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.50% Floor), 5.37%, 11/24/28		814	785,365
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 07/11/25		2,589	2,505,968
Nomad Foods Europe Midco Ltd., 2017 USD Term Loan B4, (3 mo. LIBOR + 2.25%), 5.16%, 05/15/24		1,098	1,039,045
OLA Netherlands BV, Term Loan, (1 mo. SOFR CME + 6.25%, 0.75% Floor), 9.20%, 12/15/26		757	718,235
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.56%, 10/28/27		679	641,943
Serta Simmons Bedding LLC 2020 Super Priority First Out Term Loan, (1 mo. LIBOR + 7.50%), 10.79%, 08/10/23		414	400,435

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
Serta Simmons Bedding LLC (continued)
2020 Super Priority Second Out Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 10.79%, 08/10/23	USD	847	$441,677
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%, 0.50% Floor), 7.01%, 01/15/27		1,662	1,604,102
Voyage Australia Pty. Ltd., USD Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.21%, 07/20/28		652	626,725

			12,110,764

Diversified Financial Services — 6.3%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 7.62%, 07/31/26		916	869,692
Alchemy Copyrights LLC, Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 5.56%, 03/10/28(c)		748	727,210
AlixPartners LLP, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 02/04/28		1,528	1,464,408
AqGen Island Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.19%, 08/02/28(c)		3,107	2,819,751
Castlelake Aviation Ltd., Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 6.04%, 10/22/26		2,042	1,970,510
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 09/01/28		1,387	1,337,409
Delta TopCo, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 10.33%, 12/01/28		595	520,625
2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.83%, 12/01/27		1,505	1,359,200
EG America LLC, 2018 USD Term Loan, (3 mo. LIBOR + 4.00%), 7.67%, 02/07/25		1,140	1,061,057
Gainwell Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.67%, 10/01/27		2,829	2,689,674
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (3 mo. SOFR CME + 4.00%, 0.50% Floor), 7.70%, 02/16/28		380	363,437
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 07/03/24		1,318	1,268,785
KKR Apple Bidco LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 0.50% Floor), 8.87%, 09/21/29		218	207,826
2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 09/23/28		530	504,932
LBM Acquisition LLC, Term Loan B, (6 mo. LIBOR + 3.75%, 0.75% Floor), 7.12%, 12/17/27		438	381,268
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.37%, 09/25/26		1,901	1,754,351
RVR Dealership Holdings LLC, Term Loan B, (1 mo. SOFR + 3.75%, 0.75% Floor), 6.87%, 02/08/28		641	563,609
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3 mo. LIBOR + 2.00%), 5.67%, 11/05/28		1,175	1,145,625

Security		Par (000)	Value

Diversified Financial Services (continued)
SMG U.S. Midco 2, Inc., 2020 Term Loan, (1 mo. LIBOR + 2.50%), 5.62%, 01/23/25	USD	1,704	$1,621,444
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 7.92%, 07/30/25		918	871,824
Veritas U.S., Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 8.67%, 09/01/25		3,335	2,633,258
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 6.12%, 02/28/27		1,296	1,251,965
White Cap Buyer LLC, Term Loan B, (1 mo. SOFR CME + 3.75%), 6.78%, 10/19/27		1,092	1,019,307
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 5.32%, 04/30/28		1,876	1,787,828

			30,194,995

Diversified Telecommunication Services — 1.5%
Cablevision Lightpath LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.07%, 11/30/27		501	478,842
Consolidated Communications, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.63%, 10/02/27		713	613,707
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.44%, 05/01/28		1,757	1,625,819
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. LIBOR + 2.50%, 0.75% Floor), 5.62%, 11/04/26		1,693	1,643,054
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 03/01/27		1,299	1,231,915
Virgin Media SFA Finance Ltd., GBP Term Loan L, (1 mo. SONIA + 3.25%), 4.97%, 01/15/27	GBP	1,400	1,388,423

			6,981,760

Electric Utilities — 0.7%
ExGen Renewables IV LLC, 2020 Term Loan, (3 mo. LIBOR + 2.50%, 1.00% Floor), 5.57%, 12/15/27	USD	1,110	1,084,490
Triton Water Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 03/31/28		2,805	2,510,830

			3,595,320

Electrical Equipment — 0.7%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (6 mo. LIBOR + 4.75%, 0.75% Floor), 7.00%, 06/23/28(c)		1,341	1,239,926
AZZ, Inc., Term Loan B, (1 mo. SOFR CME + 4.25%, 0.50% Floor), 7.08%, 05/13/29		285	232,312
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.75% Floor), 5.62%, 03/31/27		2,141	2,052,751

			3,524,989

Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp., 2022 Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.31%, 07/02/29		1,519	1,468,372

Environmental, Maintenance & Security Service — 0.6%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 09/07/27		1,740	1,692,290
TruGreen LP, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.12%, 11/02/27		1,070	1,008,715

			2,701,005

15

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) — 0.1%
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 05/11/24	USD	270	$264,885

Food & Staples Retailing — 0.3%
U.S. Foods, Inc.
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 09/13/26		734	710,756
2021 Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 11/22/28		856	834,235

			1,544,991

Food Products — 2.3%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 10/01/25		1,181	1,029,955
2021 Incremental Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 7.87%, 10/01/25		1,338	1,175,331
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 10/25/27		2,445	2,220,222
Froneri International Ltd., 2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 5.37%, 01/29/27		3,263	3,073,343
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1 mo. LIBOR + 3.25%), 6.37%, 02/05/26		1,673	1,597,603
Sovos Brands Intermediate, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 06/08/28		1,345	1,277,591
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. SOFR CME + 3.00%), 6.15%, 01/20/28		605	585,552

			10,959,597

Gas Utilities — 0.6%
Freeport LNG Investments LLLP, Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.21%, 12/21/28		2,900	2,678,507

Health Care Equipment & Supplies — 1.4%
Electron BidCo, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.00%, 0.50% Floor), 6.12%, 11/01/28		1,924	1,819,671
Insulet Corp., Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 05/04/28		676	657,835
Medline Borrower LP, USD Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 10/23/28		3,762	3,452,683
Venga Finance SARL, 2021 USD Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.82%, 12/04/28(c)		570	524,166

			6,454,355

Health Care Providers & Services — 2.6%
CCRR Parent, Inc., Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 03/06/28		1,402	1,347,309
CHG Healthcare Services, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 09/29/28		901	863,549
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 7.46%, 01/08/27		1,407	1,323,819
Envision Healthcare Corp.
2022 1st Out Term Loan, (3 mo. SOFR CME + 7.88%, 1.00% Floor), 10.53%, 03/31/27		210	201,384
2022 2nd Out Term Loan, (3 mo. SOFR CME + 4.25%, 1.00% Floor), 6.83%, 03/31/27		1,403	610,531

Security		Par (000)	Value

Health Care Providers & Services (continued)
EyeCare Partners LLC
2020 Term Loan, (3 mo. LIBOR + 3.75%), 7.42%, 02/18/27	USD	1,940	$1,755,560
2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.50% Floor), 10.42%, 11/15/29		508	461,964
2021 Incremental Term Loan, (3 mo. LIBOR + 3.75%, 0.50% Floor), 7.42%, 11/15/28(c)		469	437,295
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 8.17%, 03/05/26		930	822,257
Orbcomm, Inc., Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 7.34%, 09/01/28		765	698,908
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 02/14/25		46	42,531
Sotera Health Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 12/11/26		2,247	1,966,125
Vizient, Inc., 2022 Term Loan B, (1 mo. SOFR CME + 2.25%, 0.50% Floor), 5.37%, 04/28/29		293	291,617
WP CityMD Bidco LLC, 2021 1st Lien Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.92%, 12/22/28		1,604	1,530,606

			12,353,455

Health Care Services — 0.3%
Azalea Topco, Inc., Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 07/24/26		849	770,471
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 0.50% Floor), 9.88%, 11/01/29(c)		536	509,200

			1,279,671

Health Care Technology — 2.9%
Athenahealth, Inc., 2022 Term Loan B, (1 mo. SOFR CME + 3.50%, 0.50% Floor), 6.58%, 02/15/29		2,517	2,250,586
Change Healthcare Holdings LLC, 2017 Term Loan B, (PRIME + 1.50%), 7.75%, 03/01/24		2,997	2,984,914
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.87%, 10/10/25		623	594,252
IQVIA, Inc., 2017 USD Term Loan B1, (1 mo. LIBOR + 1.75%), 4.87%, 03/07/24		266	265,205
Polaris Newco LLC, USD Term Loan B, (1 mo. LIBOR + 4.00%, 0.50% Floor), 7.67%, 06/02/28 .		3,263	3,004,232
Press Ganey Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 07/24/26		2,316	2,104,837
Verscend Holding Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 0.50% Floor), 10.12%, 04/02/29(c)		2,740	2,657,800

			13,861,826

Hotels, Restaurants & Leisure — 6.0%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 4.87%, 11/19/26		2,715	2,590,485
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 6.87%, 02/02/26		240	210,724
Aristocrat Technologies, Inc., 2022 Term Loan B, (3 mo. SOFR CME + 2.25%, 0.50% Floor), 5.90%, 05/24/29		87	86,363

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 12/23/24	USD	1,532	$1,493,870
2020 Term Loan B1, (1 mo. LIBOR + 3.50%), 6.62%, 07/21/25		607	596,932
Carnival Corp., USD Term Loan B, (6 mo. LIBOR + 3.00%, 0.75% Floor), 5.88%, 06/30/25		1,241	1,123,576
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1 mo. LIBOR + 2.00%), 5.12%, 03/17/28		686	662,710
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 10.62%, 05/01/28		810	797,604
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 6.67%, 03/08/24		3,346	2,524,942
Fertitta Entertainment LLC, 2022 Term Loan B, (1 mo. SOFR + 4.00%, 0.50% Floor), 7.03%, 01/27/29		3,270	3,028,417
Flutter Financing BV, 2022 USD Term Loan B, 0.00%, 07/29/28(m)		1,016	990,437
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 5.12%, 11/30/23		873	867,751
IRB Holding Corp., 2020 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.87%, 02/05/25		1,374	1,325,900
Penn National Gaming, Inc., 2022 Term Loan B, (1 mo. SOFR CME + 2.75%, 0.50% Floor), 5.88%, 05/03/29		1,285	1,232,782
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 5.87%, 03/13/28		1,509	1,442,434
Scientific Games International, Inc., 2022 USD Term Loan, (1 mo. SOFR CME + 3.00%, 0.50% Floor), 5.91%, 04/14/29		709	687,591
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 5.89%, 07/21/26		1,048	1,006,462
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%, 0.25% Floor), 5.37%, 02/08/27		1,963	1,874,503
Travelport Finance Luxembourg SARL
2020 Super Priority Term Loan, (3 mo. LIBOR + 1.50%, 1.00% Floor, 8.75% PIK), 5.17%, 02/28/25(i)		1,668	1,680,113
2021 Consented Term Loan, (3 mo. LIBOR + 6.75%), 10.42%, 05/29/26		2,176	1,509,443
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 5.93%, 10/02/28		791	712,109
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 08/03/28		1,991	1,838,149
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 05/30/25		173	167,781

			28,451,078

Household Durables — 1.1%
ACProducts Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.25%, 0.50% Floor), 7.32%, 05/17/28		1,430	1,049,448
Hunter Douglas Inc., USD Term Loan B1, (3 mo. SOFR CME + 3.50%), 6.34%, 02/26/29		1,953	1,594,620

Security		Par (000)	Value

Household Durables (continued)
Snap One Holdings Corp., Term Loan B, (6 mo. LIBOR + 4.50%, 0.50% Floor), 7.38%, 12/08/28	USD	941	$854,008
Springs Windows Fashions LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.60%, 10/06/28		725	564,326
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.37%, 10/30/27		1,200	969,242

			5,031,644

Household Products — 0.1%
Spectrum Brands, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.00%, 0.50% Floor), 5.12%, 03/03/28		473	447,978

Independent Power and Renewable Electricity Producers — 0.7%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 01/15/25		656	637,328
Calpine Corp.
2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 5.12%, 08/12/26		1,043	998,324
Term Loan B9, (1 mo. LIBOR + 2.00%), 5.12%, 04/05/26		1,889	1,812,224

			3,447,876

Industrial Conglomerates — 1.8%
AVSC Holding Corp.
2020 Term Loan B1, (3 mo. LIBOR + 3.25%, 1.00% Floor), 6.39%, 03/03/25		1,208	1,054,580
2020 Term Loan B3, (3 mo. LIBOR + 5.00%, 10.00% PIK), 8.67%, 10/15/26(i)		859	869,055
Diamond BC BV, 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 5.56%, 09/29/28		1,523	1,400,650
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 9.76%, 11/28/23		736	734,262
Stitch Aquisition Corp., Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 10.42%, 07/28/28		959	825,756
Vertical U.S. Newco, Inc., Term Loan B, (6 mo. LIBOR + 3.50%, 0.50% Floor), 6.87%, 07/30/27		1,678	1,609,373
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 5.30%, 03/02/27		2,148	2,039,838

			8,533,514

Insurance — 4.1%
Alliant Holdings Intermediate LLC
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 05/09/25		2,396	2,292,750
2021 Term Loan B4, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.49%, 11/06/27		3,291	3,114,004
Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 05/09/25		1,169	1,118,666
AmWINS Group, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 5.37%, 02/19/28		2,962	2,827,964
AssuredPartners, Inc.
2020 Term Loan B, (1 mo. LIBOR + 3.50%), 6.62%, 02/12/27		1,284	1,213,839
2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 02/12/27		766	723,605

17

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
Hub International Ltd.
2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.77%, 04/25/25	USD	2,345	$2,251,636
2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 5.98%, 04/25/25		2,979	2,858,050
NFP Corp., 2020 Term Loan, (1 mo. LIBOR + 3.25%), 6.37%, 02/15/27		163	153,117
Ryan Specialty Group LLC, Term Loan, (1 mo. SOFR CME + 3.00%, 0.75% Floor), 6.13%, 09/01/27(c)		1,174	1,132,866
Sedgwick Claims Management Services, Inc.
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 6.87%, 09/03/26		1,350	1,286,588
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 7.37%, 09/03/26		722	694,808

			19,667,893

Interactive Media & Services — 2.2%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR + 3.00%, 0.75% Floor), 6.67%, 06/26/28		1,533	1,490,587
Arches Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 12/06/27		636	570,703
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 6.12%, 10/30/26		2,955	2,851,922
Go Daddy Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 5.12%, 08/10/27		1,691	1,632,285
Grab Holdings, Inc., Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 7.62%, 01/29/26		4,488	4,192,971

			10,738,468

Internet & Direct Marketing Retail — 0.4%
CNT Holdings I Corp., 2020 Term Loan, (1 mo. SOFR CME + 3.50%, 0.75% Floor), 6.25%, 11/08/27		1,616	1,536,557
PUG LLC, 2021 Incremental Term Loan B, (1 mo. LIBOR + 4.25%, 0.50% Floor), 7.37%, 02/12/27(c)		324	283,263

			1,819,820

Internet Software & Services — 0.3%
Uber Technologies, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 6.57%, 02/25/27		1,538	1,496,611

IT Services — 6.1%
Aruba Investments, Inc.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 0.75% Floor), 10.83%, 11/24/28		1,275	1,153,875
2020 USD Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.08%, 11/24/27		680	624,460
Boxer Parent Co., Inc., 2021 USD Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 10/02/25		2,022	1,911,820
Camelot Finance SA, Term Loan B, (1 mo. LIBOR + 3.00%), 6.12%, 10/30/26		2,108	2,036,408
CCC Intelligent Solutions, Inc., Term Loan, (1 mo. LIBOR + 2.25%, 0.50% Floor), 4.37%, 09/21/28		1,481	1,428,982
CoreLogic, Inc.
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.50% Floor), 9.63%, 06/04/29(c)		1,248	836,160
Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.63%, 06/02/28		2,960	2,212,304

Security		Par (000)	Value

IT Services (continued)
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 1.75%), 4.87%, 04/28/28	USD	1,945	$1,871,496
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.12%, 12/01/27		5,024	4,771,466
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 02/12/27(c)		2,231	1,929,710
Sophia LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 11.67%, 10/09/28		3,730	3,702,025
TierPoint LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 05/05/26		853	804,191
Trans Union LLC
2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 4.87%, 11/16/26		1,641	1,580,147
2021 Term Loan B6, (1 mo. LIBOR + 2.25%, 0.50% Floor), 5.37%, 12/01/28		2,281	2,205,726
Virtusa Corp., 1st Lien Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/11/28		925	864,407
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.25%), 5.37%, 03/31/28		861	833,720
ZoomInfo LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 6.12%, 02/02/26		192	189,024

			28,955,921

Leisure Products — 0.4%
Fender Musical Instruments Corp., 2021 Term Loan B, (1 mo. SOFR + 4.00%, 0.50% Floor), 6.75%, 12/01/28		855	724,567
MND Holdings III Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 06/19/24		768	741,895
Peloton Interactive, Inc., Term Loan, (6 mo. SOFR CME + 6.50%, 0.50% Floor), 8.35%, 05/25/27		298	290,423

			1,756,885

Life Sciences Tools & Services — 2.4%
Avantor Funding, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.25%, 0.50% Floor), 5.37%, 11/08/27		2,033	1,974,838
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 7.62%, 02/04/27		2,855	2,649,996
ICON Luxembourg SARL, LUX Term Loan, (3 mo. LIBOR + 2.25%, 0.50% Floor), 5.94%, 07/03/28		2,327	2,271,432
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3 mo. SOFR + 3.00%, 0.50% Floor), 5.55%, 10/19/27		1,297	1,254,121
Parexel International Corp., 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 11/15/28		2,989	2,847,391
PRA Health Sciences, Inc., US Term Loan, (3 mo. LIBOR + 2.25%, 0.50% Floor), 5.94%, 07/03/28		580	565,930

			11,563,708

Machinery — 2.9%
Albion Acquisitions Ltd., USD Term Loan, (3 mo. LIBOR + 5.25%, 0.50% Floor), 8.01%, 08/17/26		1,611	1,523,374
ASP Blade Holdings, Inc., Initial Term Loan, (3 mo. LIBOR + 4.00%, 0.50% Floor), 7.67%, 10/13/28		240	210,212
Clark Equipment Co., 2022 Term Loan B, (3 mo. SOFR CME + 2.50%, 0.50% Floor), 6.15%, 04/20/29		264	257,413

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Machinery (continued)
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 6.44%, 05/14/28	USD	350		$341,668
Filtration Group Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 10/21/28		1,029		974,176
Fluidra SA, 2022 USD Term Loan B, (1 mo. SOFR CME + 2.10%), 5.13%, 01/29/29		270		260,898
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. SOFR CME + 1.75%), 4.88%, 03/01/27		2,483		2,404,701
Madison IAQ LLC, Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.82%, 06/21/28		3,270		3,014,687
SPX Flow, Inc., 2022 Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 7.53%, 04/05/29		1,197		1,103,791
Titan Acquisition Ltd., 2018 Term Loan B, (6 mo. LIBOR + 3.00%), 5.88%, 03/28/25		4,217		3,766,811
Zurn LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.50% Floor), 5.37%, 10/04/28		111		109,394

				13,967,125

Media — 11.4%
Altice Financing SA
2017 USD Term Loan B, (3 mo. LIBOR + 2.75%), 5.26%, 07/15/25		648		607,765
USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 5.26%, 01/31/26		1,727		1,612,790
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 6.91%, 08/14/26(c)		2,781		2,516,522
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (3 mo. LIBOR + 3.00%), 5.76%, 04/22/26		1,316		1,026,487
Cable One, Inc., 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 5.12%, 05/03/28		432		423,179
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 4.87%, 04/30/25		2,574		2,522,208
City Football Group Ltd., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.48%, 07/21/28		1,397		1,325,466
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 6.31%, 08/21/26		3,372		3,002,416
CMG Media Corp., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 12/17/26		—	(l)	193
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 12/11/26		7,224		6,704,850
CSC Holdings LLC
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 5.07%, 07/17/25		577		548,864
2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 5.32%, 04/15/27		1,841		1,717,476
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 2.75%, 0.75% Floor), 5.87%, 01/07/28 .		728		702,995
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 6.37%, 12/01/23		752		613,962
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 5.37%, 03/24/25		1,520		1,462,863
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 4.81%, 10/17/26		2,256		2,120,803

Security		Par (000)	Value

Media (continued)
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 09/13/24	USD	4,164	$3,960,692
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.87%, 09/13/24		2,524	2,394,154
2021 2nd Lien Term Loan, (1 mo. SOFR CME + 6.25%), 9.28%, 02/23/29		984	919,477
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 5.62%, 09/18/26		1,004	988,671
Sinclair Television Group, Inc., 2022 Term Loan B4, (1 mo. SOFR CME + 3.75%), 6.88%, 04/21/29		1,577	1,487,676
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 6.11%, 09/28/23(c)		4,338	4,164,601
UPC Financing Partnership, 2021 USD Term Loan AX, (1 mo. LIBOR + 2.92%), 5.74%, 01/31/29		672	639,978
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1 mo. LIBOR + 3.25%), 6.07%, 01/31/29		1,212	1,171,095
USD Term Loan N, (1 mo. LIBOR + 2.50%), 5.32%, 01/31/28		2,578	2,456,490
Voyage Digital Ltd., USD Term Loan B, (3 mo. SOFR + 4.50%, 0.50% Floor), 7.26%, 05/11/29(c)		883	859,556
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.87%, 05/18/25		2,816	2,681,252
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 5.24%, 01/20/28		1,854	1,793,788
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 03/09/27		4,386	3,651,667

			54,077,936

Oil, Gas & Consumable Fuels — 1.4%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 11.46%, 11/01/25		555	582,266
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 12/13/25		1,061	926,241
Lealand Finance Co. BV
2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 06/28/24		46	27,614
2020 Take Back Term Loan, (1 mo. LIBOR + 1.00%), 3.52%, 06/30/25		340	169,582
M6 ETX Holdings II Midco LLC, Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 7.99%, 09/19/29		230	225,400
Medallion Midland Acquisition LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 10/18/28		1,677	1,617,874
Murphy USA, Inc., Term Loan B, (1 mo. LIBOR + 1.75%, 0.50% Floor), 4.32%, 01/31/28		567	564,558
Oryx Midstream Services Permian Basin LLC, Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.21%, 10/05/28		2,720	2,634,375

			6,747,910

19

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Personal Products — 1.1%
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3 mo. SOFR + 6.00%, 1.00% Floor), 8.94%, 12/22/26	USD	356	$337,601
Prestige Brands, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.00%, 0.50% Floor), 5.12%, 07/03/28		184	182,754
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.42%, 10/01/26		5,318	4,935,539

			5,455,894

Pharmaceuticals — 2.4%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 6.90%, 05/04/25		1,068	884,299
Bausch Health Cos., Inc., 2022 Term Loan B, (1 mo. SOFR CME + 5.25%, 0.50% Floor), 8.10%, 02/01/27		1,129	864,005
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%, 0.50% Floor), 5.06%, 02/22/28		1,856	1,836,982
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 4.31%, 08/01/27		1,300	1,233,932
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 11/15/27		1,762	1,669,618
Jazz Financing Lux SARL, USD Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 05/05/28		1,920	1,853,016
Option Care Health, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 10/27/28		609	594,495
Organon & Co., USD Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 6.19%, 06/02/28		1,360	1,325,949
Precision Medicine Group LLC, 2021 Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 6.67%, 11/18/27(c)		1,233	1,137,524

			11,399,820

Professional Services — 1.2%
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (1 mo. SOFR CME + 3.25%), 6.28%, 01/18/29		622	598,710
Term Loan, (1 mo. LIBOR + 3.25%), 6.33%, 02/06/26		2,026	1,955,727
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3 mo. LIBOR + 4.25%, 0.50% Floor), 7.90%, 07/06/29		529	495,360
2022 USD Term Loan, (3 mo. SOFR CME + 4.25%, 0.50% Floor), 7.90%, 07/06/29		1,146	1,073,281
Galaxy U.S. Opco, Inc., Term Loan, (1 mo. SOFR CME + 4.75%, 0.50% Floor), 7.78%, 04/29/29(c) .		1,749	1,639,688

			5,762,766

Security		Par (000)		Value

Real Estate Management & Development — 0.8%
Chamberlain Group, Inc., Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 11/03/28	USD	2,156		$1,953,612
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 08/21/25		2,042		1,948,569

				3,902,181

Road & Rail — 0.4%
Avis Budget Car Rental LLC, 2020 Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 08/06/27		570		536,972
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 8.60%, 08/04/25(c)		1,337		1,211,144

				1,748,116

Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 09/19/26		—	(l)	21
Synaptics, Inc., Term Loan B, (3 mo. LIBOR + 2.25%, 0.50% Floor), 4.36%, 12/02/28		550		542,582

				542,603

Software — 13.0%
Applied Systems, Inc.
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 6.67%, 09/19/24		431		419,531
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.50%, 0.75% Floor), 9.17%, 09/19/25		630		618,345
Barracuda Networks, Inc., 2022 Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 7.53%, 08/15/29		661		620,157
Central Parent, Inc., 2022 USD Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 6.61%, 07/06/29		634		609,578
Cloudera, Inc.(c)
2021 Second Lien Term Loan, (1 mo. LIBOR + 6.00%, 0.50% Floor), 9.12%, 10/08/29		846		710,640
2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 10/08/28		2,587		2,263,625
ConnectWise LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 09/29/28		891		831,105
Cornerstone OnDemand, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 10/16/28(c)		1,053		879,013
Digicel International Finance Ltd., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 05/28/24		498		442,805
E2open LLC, 2020 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.64%, 02/04/28		250		238,569
Epicor Software Corp., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 10.87%, 07/31/28		1,886		1,833,192
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. SOFR CME + 3.75%), 7.45%, 03/11/28		1,887		1,779,363
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 5.88%, 10/27/28		4,467		4,324,302
Instructure Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 6.12%, 10/30/28(c)		641		621,557

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
IPS Corp.(c)
2021 2nd Lien Term Loan B, (1 mo. LIBOR + 7.00%, 0.50% Floor), 10.12%, 10/01/29	USD	919	$827,100
2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 10/02/28		515	477,533
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 7.87%, 07/27/28		2,100	1,889,628
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 8.25%, 0.75% Floor), 11.37%, 07/27/29		1,907	1,746,398
McAfee LLC, 2022 USD Term Loan B, (1 mo. SOFR CME + 3.75%), 6.36%, 03/01/29		3,042	2,766,918
Netsmart Technologies, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.12%, 10/01/27		1,376	1,307,488
Planview Parent, Inc.
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 10.92%, 12/18/28(c)		824	782,800
Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.67%, 12/17/27		1,889	1,784,839
Proofpoint, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.32%, 08/31/28		2,475	2,319,414
2nd Lien Term Loan, (3 mo. LIBOR + 6.25%, 0.50% Floor), 9.32%, 08/31/29		1,281	1,228,159
RealPage, Inc.
1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 0.50% Floor), 6.12%, 04/24/28		5,442	5,090,278
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.75% Floor), 9.62%, 04/23/29		2,629	2,532,150
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 6.37%, 05/30/25		579	549,582
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. SOFR CME + 3.00%), 6.03%, 08/01/25		2,412	2,337,450
Sophia LP, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 10/07/27		3,668	3,521,688
SS&C Technologies, Inc.
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 4.87%, 04/16/25		400	385,956
2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 4.87%, 04/16/25		324	313,107
2018 Term Loan B5, (1 mo. LIBOR + 1.75%), 4.87%, 04/16/25		1,695	1,642,010
Tempo Acquisition LLC, 2022 Term Loan B, (1 mo. SOFR CME + 3.00%), 6.03%, 08/31/28		4,220	4,102,665
Tibco Software, Inc., 2022 USD Term Loan, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 8.02%, 03/20/29		3,298	2,955,239
Ultimate Software Group, Inc.
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.25%, 0.50% Floor), 7.54%, 05/03/27		1,216	1,143,244
2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 5.54%, 05/04/26		3,760	3,568,948
Term Loan B, (1 mo. LIBOR + 3.75%), 6.87%, 05/04/26		2,487	2,365,666

			61,830,042

Security		Par (000)	Value

Specialty Retail — 4.4%
Belron Finance U.S. LLC
2018 Term Loan B, (3 mo. LIBOR + 2.25%), 5.19%, 11/13/25(c)	USD	1,972	$1,917,928
2019 USD Term Loan B3, (3 mo. LIBOR + 2.25%), 5.06%, 10/30/26(c)		1,131	1,097,087
2021 USD Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 5.38%, 04/13/28		1,715	1,657,899
EG Group Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.25%, 0.50% Floor), 7.92%, 03/31/26		501	466,744
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.06%, 11/24/28(c)		598	575,079
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. SOFR CME + 4.00%, 0.75% Floor), 7.25%, 05/04/28		2,650	2,479,841
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 7.37%, 08/31/26		1,843	1,544,603
Midas Intermediate Holdco II LLC, (1 mo. SOFR CME + 8.35%, 0.75% Floor), 11.20%, 06/30/27		2,744	2,476,445
PetSmart, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/11/28		4,658	4,398,084
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 8.84%, 12/20/24		858	770,676
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1 mo. SOFR CME + 3.25%, 0.50% Floor), 6.38%, 10/20/28		753	683,581
Reverb Buyer, Inc.
2021 1st Lien Term Loan, 11/01/28(m)		1,805	1,763,312
2021 Delayed Draw Term Loan, 3.50%, 11/01/28		290	275,923
Woof Holdings, Inc.(c)
1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.32%, 12/21/27		484	455,826
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 10.82%, 12/21/28		495	472,725

			21,035,753

Technology Hardware, Storage & Peripherals — 0.1%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 8.12%, 07/23/26		887	709,636

Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc., Term Loan B, (3 mo. SOFR + 3.50%, 0.50% Floor), 7.20%, 02/17/29		1,642	1,541,627

Trading Companies & Distributors — 0.7%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 5.37%, 05/19/28		1,218	1,172,142
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.06%, 01/31/28		915	819,640
ION Trading Finance Ltd., 2021 USD Term Loan, (3 mo. LIBOR + 4.75%), 8.42%, 04/03/28		596	552,313
SRS Distribution, Inc., 2022 Incremental Term Loan, (3 mo. SOFR CME + 3.50%), 6.18%, 06/02/28		866	794,163

			3,338,258

21

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services — 1.0%
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.56%, 04/30/28	USD	966	$935,319
MetroNet Systems Holdings LLC, 2021 1st Lien Term Loan, (1 mo. SOFR + 3.86%), 6.61%, 06/02/28		622	583,404
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 04/11/25		3,310	3,214,164

			4,732,887

Total Floating Rate Loan Interests — 117.7% (Cost: $597,765,640)			560,499,972

		Shares

Investment Companies

Fixed Income Funds — 0.1%
Invesco Senior Loan ETF		16,200	327,078

Total Investment Companies — 0.1% (Cost: $349,754)			327,078

	Benefical Interest (000)

Other Interests(n)

IT Services(b)(c) — 0.0%
Millennium Corp. Claim	USD	1,084	—
Millennium Lender Claim Trust		1,156	—

Total Other Interests — 0.0% (Cost:$—)			—

		Par (000)

Preferred Securities

Capital Trusts — 0.4%(g)(h)

Automobiles — 0.0%
General Motors Financial Co., Inc., Series C, 5.70%	USD	50	42,856
Volkswagen International Finance NV, 4.38%(a)	EUR	100	76,441

			119,297

Banks — 0.0%
PNC Financial Services Group, Inc., Series V, 6.20%	USD	92	86,940

Diversified Financial Services — 0.3%
Barclays PLC, 4.38%		200	123,260
HSBC Holdings PLC, 6.00%		600	497,100
JPMorgan Chase & Co.
Series FF, 5.00%		765	689,839
Series HH, 4.60%		166	144,602

			1,454,801

Electric Utilities — 0.0%
Edison International, Series B, 5.00%		55	43,450

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., 7.00%(e)	USD	77	$67,222

Utilities — 0.1%
Electricite de France SA, 3.38%(a)	EUR	200	132,919

			1,904,629

		Shares

Preferred Stocks — 0.1%

Capital Markets — 0.1%
Goldman Sachs Group, Inc., Series J, 5.50%(g)(h)		13,550	335,091

Insurance — 0.0%
Alliant Holdings, Inc.(c)		83	73,634

			408,725

Total Preferred Securities — 0.5% (Cost: $2,767,908)			2,313,354

Warrants

Metals & Mining — 0.0%
Ameriforge Group, Inc		5,283	—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(b)		1,152	11,981

Transportation Infrastructure — 0.0%
Turbo Cayman Ltd.(c)		1	—

Total Warrants — 0.0% (Cost: $ — )			11,981

Total Long-Term Investments — 139.0% (Cost: $738,934,959)			661,704,203

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(o)(p)		3,128,149	3,128,149

Total Short-Term Securities — 0.6% (Cost: $3,128,149)			3,128,149

Total Investments — 139.6% (Cost: $742,063,108)			664,832,352

Liabilities in Excess of Other Assets — (39.6)%			(188,745,212)

Net Assets — 100.0%			$476,087,140

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $889, representing less than 0.05% of its net assets as of period end, and an original cost of $255,714.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Issuer filed for bankruptcy and/or is in default.

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU)

(g)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Perpetual security with no stated maturity date.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	When-issued security.
(k)	Convertible security.
(l)	Rounds to less than 1,000.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)	Affiliate of the Fund.
(p)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$435,992	$2,692,157	(a)	$—	$—	$—	$3,128,149	3,128,149	$25,443	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	781,746	EUR	778,000	Bank of Montreal	12/21/22	$14,610
USD	2,230,619	EUR	2,220,000	Morgan Stanley & Co. International PLC	12/21/22	41,618
USD	280,516	GBP	244,000	Bank of America N.A.	12/21/22	7,757
USD	1,612,834	GBP	1,403,000	HSBC Bank PLC	12/21/22	44,474

						$108,459

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.37.V2	5.00%	Quarterly	12/20/26	B-		USD	4,950		$(16,880)	$313,803	$(330,683)
CDX.NA.HY.38.V2	5.00	Quarterly	06/20/27	B		USD	3,906		(81,353)	29,169	(110,522)

									$(98,233)	$342,972	$(441,205)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank PLC	12/20/23	NR		USD	170		$(2,561)	$(3,352)	$791
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	12/20/26	B+		EUR	10		(1,969)	(371)	(1,598)

23

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/ Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Jaguar Land Rover Automotive PLC	5.00%	Quarterly	Barclays Bank PLC	12/20/26	B+	EUR	5	$(999)	$189	$(1,188)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B+	EUR	5	(971)	194	(1,165)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B+	EUR	10	(1,969)	366	(2,335)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/26	B+	EUR	10	(1,969)	434	(2,403)
CMA CGM SA	5.00	Quarterly	Barclays Bank PLC	06/20/27	BB+	EUR	6	(194)	170	(364)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	BB+	EUR	20	(679)	871	(1,550)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	BB+	EUR	6	(200)	189	(389)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC	EUR	40	(11,271)	(9,902)	(1,369)

								$(22,782)	$(11,212)	$(11,570)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$166,399	$—	$166,399
Common Stocks
Construction & Engineering	63,667	—	—	63,667
Diversified Financial Services	—	—	10,753	10,753
Electrical Equipment	39,329	—	—	39,329
Metals & Mining	—	832	889	1,721
Oil, Gas & Consumable Fuels	149,323	—	—	149,323
Semiconductors & Semiconductor Equipment	5,063	—	—	5,063
Specialty Retail	—	249,860	—	249,860
Corporate Bonds
Aerospace & Defense	—	3,193,843	—	3,193,843
Airlines	—	3,332,905	—	3,332,905
Auto Components	—	2,039,917	1	2,039,918
Automobiles	—	1,981,711	—	1,981,711
Banks	—	144,289	—	144,289

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Beverages	$—	$1,640,549	$—	$1,640,549
Biotechnology	—	80,246	—	80,246
Building Materials	—	830,350	—	830,350
Building Products	—	1,418,198	—	1,418,198
Capital Markets	—	1,553,675	—	1,553,675
Chemicals	—	2,932,260	—	2,932,260
Commercial Services & Supplies	—	1,125,181	—	1,125,181
Communications Equipment	—	695,850	—	695,850
Construction Materials	—	425,138	—	425,138
Consumer Discretionary	—	1,977,760	—	1,977,760
Consumer Finance	—	2,293,041	—	2,293,041
Containers & Packaging	—	828,848	—	828,848
Diversified Consumer Services	—	2,309,778	—	2,309,778
Diversified Financial Services	—	1,156,162	—	1,156,162
Diversified Telecommunication Services	—	4,570,521	—	4,570,521
Electric Utilities	—	525,421	—	525,421
Electrical Equipment	—	345,575	1	345,576
Electronic Equipment, Instruments & Components	—	1,204,223	—	1,204,223
Energy Equipment & Services	—	700,911	—	700,911
Entertainment	—	293,994	—	293,994
Environmental, Maintenance & Security Service	—	823,403	—	823,403
Equity Real Estate Investment Trusts (REITs)	—	1,151,088	—	1,151,088
Food & Staples Retailing	—	1,332,422	—	1,332,422
Food Products	—	1,079,512	—	1,079,512
Gas Utilities	—	50,300	—	50,300
Health Care Equipment & Supplies	—	684,818	—	684,818
Health Care Providers & Services	—	3,961,475	—	3,961,475
Health Care Technology	—	1,154,641	—	1,154,641
Hotels, Restaurants & Leisure	—	4,612,230	—	4,612,230
Household Durables	—	841,154	—	841,154
Household Products	—	33,732	—	33,732
Independent Power and Renewable Electricity Producers	—	680,781	—	680,781
Industrial Conglomerates	—	14,508	—	14,508
Insurance	—	2,196,064	—	2,196,064
Interactive Media & Services	—	478,893	—	478,893
Internet Software & Services	—	1,882,515	—	1,882,515
IT Services	—	3,319,854	—	3,319,854
Leisure Products	—	183,080	—	183,080
Machinery	—	2,201,391	—	2,201,391
Media	—	11,045,678	—	11,045,678
Metals & Mining	—	2,441,321	—	2,441,321
Mortgage Real Estate Investment Trusts (REITs)	—	8,842	—	8,842
Multiline Retail	—	113,019	—	113,019
Offshore Drilling & Other Services	—	50,702	—	50,702
Oil, Gas & Consumable Fuels	63,844	12,020,221	—	12,084,065
Personal Products	—	4,230	—	4,230
Pharmaceuticals	—	1,043,379	—	1,043,379
Real Estate	—	26,616	—	26,616
Real Estate Management & Development	—	572,450	—	572,450
Road & Rail	—	152,936	—	152,936
Semiconductors & Semiconductor Equipment	—	811,545	—	811,545
Software	—	2,322,721	—	2,322,721
Specialty Retail	—	375,632	—	375,632
Technology Hardware, Storage & Peripherals	—	156,341	—	156,341
Textiles, Apparel & Luxury Goods	—	132,378	—	132,378
Thrifts & Mortgage Finance	—	376,183	—	376,183
Utilities	—	212,927	—	212,927
Wireless Telecommunication Services	—	1,652,529	—	1,652,529
Floating Rate Loan Interests	—	516,205,908	44,294,064	560,499,972
Investment Companies	327,078	—	—	327,078
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	1,904,629	—	1,904,629

25

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Preferred Securities
Preferred Stocks	$335,091	$—	$73,634	$408,725
Warrants	11,981	—	—	11,981
Short-Term Securities
Money Market Funds	3,128,149	—	—	3,128,149
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(47,917)	(11,521)	(59,438)

	$4,123,525	$616,281,568	$44,367,821	$664,772,914

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$791	$—	$791
Foreign Currency Exchange Contracts	—	108,459	—	108,459
Liabilities
Credit Contracts	—	(453,566)	—	(453,566)

	$—	$(344,316)	$—	$(344,316)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $197,000,000 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests		Preferred Stocks	Unfunded Floating Rate Loan Interests	Total
Assets/Liabilities
Opening balance, as of December 31, 2021	$11,700	$1	$26,559,403	$—	(a)	$86,236	$(259)	$26,657,081
Transfers into Level 3(b)	—	—	31,975,156	—		—	(1,943)	31,973,213
Transfers out of Level 3(c)	—	—	(7,874,394)	—		—	—	(7,874,394)
Accrued discounts/premiums	—	—	293,221	—		—	—	293,221
Net realized gain (loss)	—	—	95,844	—		—	—	95,844
Net change in unrealized appreciation (depreciation)(d)	(58)	1	(4,667,574)	—		(12,602)	(9,319)	(4,689,552)
Purchases	—	—	5,158,949	—		—	—	5,158,949
Sales	—	—	(7,246,541)	—		—	—	(7,246,541)

Closing balance, as of September 30, 2022	$11,642	$2	$44,294,064	$—	(a)	$73,634	$(11,521)	$44,367,821

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022(d)	$(58)	$1	$(4,542,951)	$—		$(12,602)	$(9,319)	$(4,564,929)

(a)	Rounds to less than $1.
(b)

As of December 31, 2021, the Fund used observable inputs in determining the value of certain investments. As of September 30, 2022, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2021, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2022, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Debt Strategies Fund, Inc. (DSU)

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CDI	CREST Depository Interest

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

27